Schedule of Investments (unaudited) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 8.1%
AIMCO CLO, Series 2017-AA, Class C, (LIBOR USD 3 Month + 2.45%), 5.04%, 07/20/29(a)(b)	USD	1,000	$996,275
Ajax Mortgage Loan Trust(b)(c):
Series 2018-E, Class A, 4.38%, 06/25/58		2,950	2,982,929
Series 2018-F, Class A, 4.38%, 11/25/58(d)		3,224	3,248,399
Series 2018-G, Class A, 4.38%, 06/25/57(d)		3,381	3,380,960
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 4.74%, 10/21/28(a)(b)		1,000	991,278
ALM VII Ltd.(a)(b):
Series 2012-7A, Class A1R, (LIBOR USD 3 Month + 1.48%), 4.08%, 10/15/28		1,000	1,000,987
Series 2012-7A, Class BR, (LIBOR USD 3 Month + 2.50%), 5.10%, 10/15/28		1,000	993,383
Series 2012-7A, Class CR, (LIBOR USD 3 Month + 3.85%), 6.45%, 10/15/28		1,000	1,002,061
ALM VIII Ltd., Series 2013-8A, Class CR, (LIBOR USD 3 Month + 3.95%), 6.55%, 10/15/28(a)(b)		1,000	999,767
ALM XVI Ltd.(a)(b):
Series 2015-16A, Class BR2, (LIBOR USD 3 Month + 1.90%), 4.50%, 07/15/27		1,200	1,181,139
Series 2015-16A, Class CR2, (LIBOR USD 3 Month + 2.70%), 5.30%, 07/15/27		1,000	993,614
AMMC CLO 19 Ltd., Series 2016-19A, Class D, (LIBOR USD 3 Month + 3.75%), 6.35%, 10/15/28(a)(b)		500	499,514
Anchorage Capital CLO 4-R Ltd.(a)(b):
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.43%, 01/28/31		1,000	973,348
Series 2014-4RA, Class D, (LIBOR USD 3 Month + 2.60%), 5.18%, 01/28/31		1,000	960,708
Anchorage Capital CLO Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 3.20%), 5.80%, 10/13/30(a)(b)		1,000	992,471
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (EURIBOR 3 Month + 5.66%), 5.66%, 05/15/31(a)	EUR	140	156,112
Apidos CLO XX(a)(b):
Series 2015-20A, Class BRR, (LIBOR USD 3 Month + 1.95%), 4.55%, 07/16/31	USD	1,000	969,912
Series 2015-20A, Class CR, (LIBOR USD 3 Month + 2.95%), 5.55%, 07/16/31		1,000	977,619
Arbour CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 5.60%), 5.60%, 01/15/30(a)	EUR	183	207,364
Ares European CLO VIII BV, Series 8X, Class E, (EURIBOR 3 Month + 6.35%), 6.35%, 02/17/30(a)		200	229,760
Ares XLII CLO Ltd., Series 2017-42A, Class D, (LIBOR USD 3 Month + 3.45%), 6.04%, 01/22/28(a)(b)	USD	1,000	1,000,016
Ares XLIV CLO Ltd., Series 2017-44A, Class C, (LIBOR USD 3 Month + 3.45%), 6.05%, 10/15/29(a)(b)		1,000	988,701
Ares XLIX CLO Ltd., Series 2018-49A, Class D, (LIBOR USD 3 Month + 3.00%), 5.59%, 07/22/30(a)(b)		1,000	980,547
Ares XXVII CLO Ltd., Series 2013-2A, Class DR, (LIBOR USD 3 Month + 3.75%), 6.33%, 07/28/29(a)(b)		2,000	2,000,009
Ares XXXVII CLO Ltd.(a)(b):
Series 2015-4A, Class BR, (LIBOR USD 3 Month + 1.80%), 4.40%, 10/15/30		250	241,444

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2015-4A, Class CR, (LIBOR USD 3 Month + 2.65%), 5.25%, 10/15/30	USD	1,000	$956,977
Assurant CLO IV Ltd., Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.85%), 6.41%, 04/20/30(a)(b)		1,000	999,798
Atlas Senior Loan Fund X Ltd., Series 2018-10A, Class D, (LIBOR USD 3 Month + 2.75%), 5.35%, 01/15/31(a)(b)		1,000	930,919
Atrium IX, Series 9A, Class DR, (LIBOR USD 3 Month + 3.60%), 6.12%, 05/28/30(a)(b)		1,000	999,907
Atrium XV(a)(b):
Series 15A, Class D, (LIBOR USD 3 Month + 3.00%), 5.59%, 01/23/31		500	491,235
Series 15A, Class E, (LIBOR USD 3 Month + 5.85%), 8.44%, 01/23/31		250	239,880
Avoca CLO XV DAC, Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(a)	EUR	260	270,768
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class C, (LIBOR USD 3 Month + 3.05%), 5.65%, 10/15/30(a)(b)	USD	1,250	1,234,898
Cadogan Square CLO VIII DAC, Series 8X, Class E, (EURIBOR 3 Month + 6.30%), 6.30%, 01/15/30(a)	EUR	141	161,577
Cairn CLO IV BV, Series 2014-4X, Class ERR, (EURIBOR 3 Month + 5.88%), 5.88%, 04/30/31(a)		100	113,267
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class C, (LIBOR USD 3 Month + 4.00%), 6.59%, 10/20/29(a)(b)	USD	1,000	999,794
CBAM Ltd., Series 2017-3A, Class E1, (LIBOR USD 3 Month + 6.50%), 9.09%, 10/17/29(a)(b)		1,000	969,344
Cedar Funding II CLO Ltd., Series 2013-1A, Class DR, (LIBOR USD 3 Month + 3.60%), 6.05%, 06/09/30(a)(b)		1,000	1,000,005
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, (LIBOR USD 3 Month + 3.65%), 6.24%, 07/23/30(a)(b)		1,000	997,378
CIFC Funding Ltd.(a)(b):
Series 2013-4A, Class DRR, (LIBOR USD 3 Month + 2.80%), 5.38%, 04/27/31		1,000	959,707
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.50%), 6.09%, 04/23/29		1,000	1,000,125
CVC Cordatus Loan Fund VIII DAC(a):
Series 8X, Class E, (EURIBOR 3 Month + 5.70%), 5.70%, 04/23/30	EUR	200	227,994
Series 8X, Class F, (EURIBOR 3 Month + 7.65%), 4.90%, 04/23/30		113	123,232
Dryden 32 Euro CLO BV, Series 2014-32X, Class ER, (EURIBOR 3 Month + 5.29%), 5.29%, 08/15/31(a)		140	150,508
Dryden 50 Senior Loan Fund, Series 2017-50A, Class C, (LIBOR USD 3 Month + 2.25%), 4.85%, 07/15/30(a)(b)	USD	2,000	1,987,116
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, (EURIBOR 3 Month + 6.30%), 6.30%, 11/10/30(a)	EUR	100	114,854
Galaxy XVIII CLO Ltd., Series 2018-28A, Class C, (LIBOR USD 3 Month + 1.95%), 4.55%, 07/15/31(a)(b)	USD	500	483,050
Galaxy XXV CLO Ltd., Series 2018-25A, Class D, (LIBOR USD 3 Month + 3.10%), 5.68%, 10/25/31(a)(b)		850	836,670

1

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.35%), 5.94%, 04/20/29(a)(b)	USD	2,000	$1,998,006
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 3.00%), 5.58%, 01/27/31(a)(b)		1,000	960,575
Harvest CLO XVI DAC, Series 16X, Class ER, (EURIBOR 3 Month + 5.57%), 5.57%, 10/15/31(a)	EUR	330	367,041
Jay Park CLO Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.65%), 5.24%, 10/20/27(a)(b)	USD	1,000	958,906
LCM XV LP, Series 15A, Class CR, (LIBOR USD 3 Month + 2.40%), 4.99%, 07/20/30(a)(b)		1,000	994,297
LCM XXIV Ltd., Series 24A, Class C, (LIBOR USD 3 Month + 2.25%), 4.84%, 03/20/30(a)(b)		1,000	991,627
Madison Park Funding XIII Ltd., Series 2014-13A, Class DR2, (LIBOR USD 3 Month + 2.85%), 5.44%, 04/19/30(a)(b)		1,000	968,765
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (LIBOR USD 3 Month + 3.45%), 6.03%, 01/27/26(a)(b)		1,000	999,828
Mariner CLO LLC, Series 2015-1A, Class CR, (LIBOR USD 3 Month + 2.50%), 5.09%, 04/20/29(a)(b)		2,000	1,989,981
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class CR, (LIBOR USD 3 Month + 2.20%), 4.79%, 10/17/30(a)(b)		1,000	985,458
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class DR, (LIBOR USD 3 Month + 2.90%), 5.49%, 10/17/27(a)(b)		500	489,204
OCP CLO Ltd., Series 2013-4A, Class CR, (LIBOR USD 3 Month + 3.96%), 6.54%, 04/24/29(a)(b)		1,000	1,001,285
OCP Euro CLO DAC(a):
Series 2017-2X, Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 01/15/32	EUR	148	163,693
Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32		100	102,282
OCP Euro DAC, Series 2017-1X, Class E, (EURIBOR 3 Month + 5.35%), 5.35%, 06/18/30(a)		150	166,087
Octagon Loan Funding Ltd., Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 2.90%), 5.42%, 11/18/31(a)(b)	USD	500	485,487
OHA Credit Partners XI Ltd., Series 2015-11A, Class DR, (LIBOR USD 3 Month + 2.95%), 5.54%, 01/20/32(a)(b)		500	484,291
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(e)		1,306	1,250,680
OZLM Funding IV Ltd., Series 2013-4A, Class BR, (LIBOR USD 3 Month + 2.20%), 4.79%, 10/22/30(a)(b)		1,000	984,745
OZLM VI Ltd.(a)(b):
Series 2014-6A, Class B1S, (LIBOR USD 3 Month + 2.10%), 4.69%, 04/17/31		1,000	977,141
Series 2014-6A, Class CS, (LIBOR USD 3 Month + 3.13%), 5.72%, 04/17/31		1,000	959,155
OZLME BV, Series 1X, Class E, (EURIBOR 3 Month + 6.45%), 6.45%, 01/18/30(a)	EUR	158	181,429
OZLME II DAC, Series 2X, Class E, (EURIBOR 3 Month + 4.90%), 4.90%, 10/15/30(a)		100	109,139
Palmer Square CLO Ltd., Series 2013-2A, Class BRR, (LIBOR USD 3 Month + 2.20%), 4.79%, 10/17/31(a)(b)	USD	750	738,992

Security	Par (000)		Value

Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd., Series 2019-3A, Class A2, (LIBOR USD 3 Month + 1.60%), 0.00%, 08/20/27(a)(b)	USD	1,500	$1,500,000
Regatta VII Funding Ltd., Series 2016-1A, Class DR, (LIBOR USD 3 Month + 2.75%), 5.14%, 12/20/28(a)(b)		1,000	970,035
Rockford Tower CLO Ltd.(a)(b):
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 3.78%, 10/20/30		1,500	1,498,304
Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.20%), 4.79%, 10/20/31		500	494,464
Series 2018-2A, Class D, (LIBOR USD 3 Month + 3.10%), 5.69%, 10/20/31		500	491,376
RRCLO_1X, (EURIBOR 3 Month + 0.00%), 5.95%, 04/15/32(a)	EUR	300	327,290
Texas Competitive Electric Holdings Co. LLC, Escrow, 5.10%, 10/10/17(d)(f)(g)	USD	815	—
TICP CLO VII Ltd., Series 2017-7A, Class C, (LIBOR USD 3 Month + 2.60%), 5.20%, 07/15/29(a)(b)		1,000	1,004,983
TICP CLO XI Ltd.(a)(b):
Series 2018-11A, Class C, (LIBOR USD 3 Month + 2.15%), 4.74%, 10/20/31		600	589,328
Series 2018-11A, Class D, (LIBOR USD 3 Month + 3.05%), 5.64%, 10/20/31		550	539,368
Unique Pub Finance Co. plc (The), Series A4, 5.66%, 06/30/27	GBP	72	101,298
Vericrest Opportunity Loan Trust, Series 2019-NPL2, Class A1, 3.97%, 02/25/49(b)(e)	USD	3,121	3,150,256
Voya CLO Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.33%), 5.92%, 04/17/30(a)(b)		1,000	989,424
York CLO 1 Ltd., Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 3.01%), 5.60%, 10/22/29(a)(b)		1,000	992,743

Total Asset-Backed Securities — 8.1% (Cost: $77,787,077)			77,154,283

	Shares

Common Stocks — 0.1%

Capital Markets — 0.0%
New Holdings LLC(d)(g)		48	17,280

Chemicals — 0.1%
Element Solutions, Inc.(g)		48,614	502,669

Commercial Services & Supplies — 0.0%
Preston Holdings LLC(d)(g)		1,227	6,675

Containers & Packaging — 0.0%
Crown Holdings, Inc.(g)		3,374	206,151

Electric Utilities — 0.0%
TexGen Power LLC(d)(g)		1,424	55,536

Equity Real Estate Investment Trusts (REITs) — 0.0%
Gaming and Leisure Properties, Inc.		2,808	109,456

Health Care Providers & Services — 0.0%
New Millennium Holdco, Inc.(g)		3,880	58

Hotels, Restaurants & Leisure — 0.0%
Star Group, Inc. (The)(g)		5,409	92,315

2

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Machinery — 0.0%(g)
AFGlobal Corp.(d)		897	$—
Ameriforge Group, Inc.		283	15,565

			15,565

Marine — 0.0%
Projector SA(d)(g)		1,227	—

Media — 0.0%(g)
Clear Channel Outdoor Holdings, Inc.		15,957	75,317
iHeartMedia, Inc., Class A		797	11,995

			87,312

Metals & Mining — 0.0%
Constellium NV, Class A(g)		22,768	228,591

Software — 0.0%
Avaya Holdings Corp.(g)		11	131

Total Common Stocks — 0.1% (Cost: $1,402,388)			1,321,739

	Par (000)

Corporate Bonds — 48.7%

Aerospace & Defense — 1.1%
Arconic, Inc.:
5.40%, 04/15/21		4	4,147
5.13%, 10/01/24		734	775,155
BBA US Holdings, Inc., 5.38%, 05/01/26(b)		291	301,912
Bombardier, Inc.(b):
8.75%, 12/01/21		351	382,590
5.75%, 03/15/22		132	133,815
6.00%, 10/15/22		19	19,082
6.13%, 01/15/23		202	204,777
7.50%, 12/01/24		714	728,280
7.50%, 03/15/25		973	975,724
7.88%, 04/15/27		867	868,084
BWX Technologies, Inc., 5.38%, 07/15/26(b)		355	366,520
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)		469	504,175
L3 Technologies, Inc., 4.40%, 06/15/28		1,000	1,092,102
Pioneer Holdings LLC, 9.00%, 11/01/22(b)		85	87,338
TransDigm, Inc.:
6.00%, 07/15/22		127	128,270
6.25%, 03/15/26(b)		3,388	3,565,870
United Technologies Corp.:
3.35%, 08/16/21		290	296,406
4.63%, 11/16/48		120	139,938

			10,574,185

Air Freight & Logistics — 0.0%
FedEx Corp., 4.05%, 02/15/48		155	149,016
XPO Logistics, Inc., 6.75%, 08/15/24(b)		7	7,464

			156,480

Airlines — 0.0%
ANA Holdings, Inc.(h)(i):
0.00%, 09/16/22	JPY	10,000	91,882
0.00%, 09/19/24		10,000	92,042
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/21	USD	101	104,812

			288,736

Auto Components — 0.7%
Allison Transmission, Inc.(b):
5.00%, 10/01/24		9	9,180
5.88%, 06/01/29		193	203,132

Security	Par (000)		Value

Auto Components (continued)
GKN Holdings Ltd.:
5.38%, 09/19/22	GBP	200	$276,402
4.62%, 05/12/32		200	250,531
Icahn Enterprises LP:
6.25%, 02/01/22	USD	279	285,626
6.75%, 02/01/24		433	449,779
6.38%, 12/15/25		169	172,515
6.25%, 05/15/26(b)		311	315,276
IHO Verwaltungs GmbH(j):
3.62%, (3.62% Cash or 4.38% PIK), 05/15/25	EUR	281	326,714
3.75%, (3.75% Cash or 4.50% PIK), 09/15/26		200	230,452
3.88%, (3.88% Cash or 4.63% PIK), 05/15/27(k)		252	290,848
Panther BF Aggregator 2 LP:
4.38%, 05/15/26		734	861,757
6.25%, 05/15/26(b)	USD	1,281	1,330,639
8.50%, 05/15/27(b)		1,028	1,058,840
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%(a)(l)		200	196,807
ZF North America Capital, Inc., 4.00%, 04/29/20(b)		750	753,806

			7,012,304

Automobiles — 0.2%
Daimler Finance North America LLC, 3.35%, 05/04/21(b)		750	760,551
General Motors Co., 5.00%, 10/01/28		500	525,115
Tesla, Inc., 5.30%, 08/15/25(b)		107	93,892

			1,379,558

Banks — 4.2%
ABN AMRO Bank NV, (EUR Swap Annual 5 Year + 5.45%), 5.75%(a)(l)	EUR	400	478,223
Allied Irish Banks plc(a):
(EUR Swap Annual 5 Year + 7.34%), 7.38%(l)		200	245,329
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/25		200	238,153
Banca Carige SpA, 0.75%, 07/26/20		100	113,984
Banco Bilbao Vizcaya Argentaria SA:
(EUR Swap Annual 5 Year + 9.18%), 8.88%(a)(l)		200	253,289
1.00%, 06/21/26		600	692,617
Banco BPM SpA:
1.75%, 04/24/23		100	112,465
2.50%, 06/21/24		400	455,042
Banco de Credito del Peru, (LIBOR USD 3 Month + 7.71%), 6.87%, 09/16/26(a)	USD	630	679,613
Banco de Sabadell SA, (EUR Swap Annual 5 Year + 5.10%), 5.38%, 12/12/28(a)	EUR	200	249,857
Banco General SA, 4.13%, 08/07/27	USD	500	507,656
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 06/06/24		653	657,898
Banco Mercantil del Norte SA(a)(b)(l):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 6.75%		340	339,363
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%		340	343,017
Banco Santander SA(a)(l):
(EUR Swap Annual 5 Year + 6.80%), 6.75%	EUR	200	247,790

3

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
(EUR Swap Annual 5 Year + 4.10%), 4.75%	EUR	200	$214,886
Bank of America Corp., Series L, 4.18%, 11/25/27	USD	2,000	2,118,763
Bank of Ireland, (EUR Swap Annual 5 Year + 6.96%), 7.38%(a)(l)	EUR	200	239,924
Bank of Ireland Group plc, 1.38%, 08/29/23		150	174,207
Bankia SA(a)(l):
(EUR Swap Annual 5 Year + 5.82%), 6.00%		400	466,831
(EUR Swap Annual 5 Year + 6.22%), 6.37%		200	238,457
Barclays plc:
4.38%, 09/11/24	USD	200	205,012
(EUR Swap Annual 5 Year + 2.45%), 2.63%, 11/11/25(a)	EUR	200	230,324
(EUR Swap Annual 1 Year + 0.78%), 1.37%, 01/24/26(a)		375	426,130
(EUR Swap Annual 5 Year + 1.90%), 2.00%, 02/07/28(a)		400	446,474
(LIBOR USD 3 Month + 3.05%), 5.09%, 06/20/30(a)	USD	1,000	1,022,751
BBVA Bancomer SA, 4.38%, 04/10/24		650	675,614
Burgan Senior SPC Ltd., 3.13%, 09/14/21		500	498,750
CaixaBank SA(a)(l):
(EUR Swap Annual 5 Year + 6.50%), 6.75%	EUR	200	245,583
(EUR Swap Annual 5 Year + 4.50%), 5.25%		400	426,926
CBQ Finance Ltd., 3.25%, 06/13/21	USD	300	301,219
China Construction Bank Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 4.25%, 02/27/29(a)		495	511,088
CIT Group, Inc.:
5.00%, 08/01/23		642	685,335
5.25%, 03/07/25		247	270,774
6.13%, 03/09/28		115	130,812
Citigroup, Inc.:
(LIBOR USD 3 Month + 1.02%), 4.04%, 06/01/24(a)		500	528,545
(LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/25(a)		610	630,117
4.30%, 11/20/26		500	530,992
Commerzbank AG:
8.13%, 09/19/23		200	231,201
4.00%, 03/23/26	EUR	150	194,812
Cooperatieve Rabobank UA, (EUR Swap Annual 5 Year + 6.70%), 6.62%(a)(l)		400	503,112
Credit Agricole SA(a)(l):
(EUR Swap Annual 5 Year + 5.12%), 6.50%		200	248,624
(USD Swap Semi 5 Year + 6.19%), 8.12%(b)	USD	1,500	1,734,726
Discover Bank:
3.20%, 08/09/21		1,000	1,014,804
(USD Swap Semi 5 Year + 1.73%), 4.68%, 08/09/28(a)		465	481,861
Erste Group Bank AG, (EUR Swap Annual 5 Year + 9.02%), 8.88%(a)(l)	EUR	200	260,964
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, (LIBOR USD 3 Month + 0.00%), 2.81%(a)(l)	USD	350	244,909
HSBC Holdings plc(a):
(LIBOR USD 3 Month + 0.65%), 3.09%, 09/11/21		1,000	1,000,925
(LIBOR USD 3 Month + 0.99%), 3.95%, 05/18/24		285	298,165
(LIBOR USD 3 Month + 1.61%), 3.97%, 05/22/30		510	532,723
ICICI Bank Ltd., 4.00%, 03/18/26		600	612,000
IKB Deutsche Industriebank AG, (EUR Swap Annual 5 Year + 3.62%), 4.00%, 01/31/28(a)	EUR	200	223,626

Security	Par (000)		Value

Banks (continued)
ING Groep NV, (USD Swap Semi 5 Year + 4.20%), 6.75%(a)(l)	USD	325	$337,786
Intercorp Financial Services, Inc., 4.13%, 10/19/27		500	503,906
Intesa Sanpaolo SpA(a)(l):
(EUR Swap Annual 5 Year + 6.88%), 7.00%	EUR	200	239,369
(EUR Swap Annual 5 Year + 7.19%), 7.75%		400	511,926
JPMorgan Chase & Co.:
(LIBOR USD 3 Month + 0.89%), 3.48%, 07/23/24(a)	USD	1,000	1,002,959
3.63%, 12/01/27		1,500	1,545,748
Series W, (LIBOR USD 3 Month + 1.00%), 3.52%, 05/15/47(a)		1,000	777,110
Kookmin Bank, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.64%), 4.35%(a)(l)		500	504,037
National Westminster Bank plc, Series C, (LIBOR USD 3 Month + 0.25%), 2.81%(a)(l)		200	158,500
Nordea Bank Abp, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%(a)(b)(l)		585	617,175
Philippine National Bank, 3.28%, 09/27/24		400	400,000
Royal Bank of Scotland Group plc(a):
(USD Swap Semi 5 Year + 7.60%), 8.62%(l)		995	1,072,361
(LIBOR USD 3 Month + 1.76%), 4.27%, 03/22/25		630	651,541
Santander UK plc, 5.00%, 11/07/23(b)		1,000	1,054,647
Shinhan Financial Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%(a)(l)		1,000	1,059,688
Shizuoka Bank Ltd. (The), (LIBOR USD 3 Month - 0.50%), 2.08%, 01/25/23(a)(h)		100	93,903
Societe Generale SA, (USD Swap Semi 5 Year + 6.24%), 7.38%(a)(b)(l)		200	210,260
UniCredit SpA(a):
(EUR Swap Annual 5 Year + 6.10%), 6.75%(l)	EUR	400	455,061
(EUR Swap Annual 5 Year + 9.30%), 9.25%(l)		200	254,142
(EUR Swap Annual 5 Year + 4.10%), 5.75%, 10/28/25		400	478,785
(EURIBOR Swap Rate 5 Year + 7.33%), 7.50%(l)		400	479,698
(EUR Swap Annual 5 Year + 4.32%), 4.38%, 01/03/27		200	237,381
Wells Fargo & Co.:
3.75%, 01/24/24	USD	1,750	1,839,881
5.38%, 11/02/43		500	608,957

			39,511,083

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 04/15/48		750	802,760
Coca-Cola European Partners plc, (EURIBOR 3 Month + 0.18%), 0.00%, 11/16/21(a)	EUR	100	113,798
Coca-Cola Icecek A/S, 4.22%, 09/19/24	USD	250	248,125

			1,164,683

Biotechnology — 0.1%
AbbVie, Inc.:
3.38%, 11/14/21		680	691,524
4.88%, 11/14/48		500	526,251

			1,217,775

Building Products — 0.2%
Builders FirstSource, Inc., 6.75%, 06/01/27(b)		64	67,520
CPG Merger Sub LLC, 8.00%, 10/01/21(b)		3	3,041

4

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Building Products (continued)
JELD-WEN, Inc.(b):
4.63%, 12/15/25	USD	35	$34,344
4.88%, 12/15/27		6	5,805
LIXIL Group Corp.(h)(i):
0.00%, 03/04/20	JPY	50,000	457,470
0.00%, 03/04/22		30,000	272,440
Masonite International Corp.(b):
5.63%, 03/15/23	USD	175	180,250
5.75%, 09/15/26		271	279,130
PGT Escrow Issuer, Inc., 6.75%, 08/01/26(b)		43	45,419
Standard Industries, Inc.(b):
5.50%, 02/15/23		23	23,632
5.38%, 11/15/24		205	212,175
6.00%, 10/15/25		395	419,194

			2,000,420

Capital Markets — 1.2%
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(b)		240	250,500
CCTI Ltd., 3.63%, 08/08/22		710	700,238
Cindai Capital Ltd., 0.00%, 02/08/23(h)(i)		900	887,652
Coastal Emerald Ltd., 5.95%, 01/13/20		800	802,000
Credit Suisse Group AG(a)(l):
(USD Swap Semi 5 Year + 4.60%), 7.50%(b)		200	213,614
(USD Swap Semi 5 Year + 3.46%), 6.25%		200	208,250
(USD Swap Semi 5 Year + 4.33%), 7.25%(b)		965	1,037,375
Deutsche Bank AG:
3.15%, 01/22/21		500	496,229
(USD Swap Semi 5 Year + 2.25%), 4.30%, 05/24/28(a)		200	183,749
FS Energy & Power Fund, 7.50%, 08/15/23(b)		44	44,660
Goldman Sachs Bank USA, (SOFR + 0.60%), 3.03%, 05/24/21(a)		1,870	1,871,851
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29		500	507,553
Hubei Science & Technology Investment Group Hong Kong Ltd., 4.38%, 03/05/21		200	199,736
Joy Treasure Assets Holdings, Inc., 4.50%, 03/20/29		200	210,313
Morgan Stanley, (LIBOR USD 3 Month + 1.63%), 4.43%, 01/23/30(a)		540	597,380
MSCI, Inc.(b):
5.25%, 11/15/24		70	72,275
4.75%, 08/01/26		24	24,900
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(h)(i)		200	196,400
Rongshi International Finance Ltd., 3.75%, 05/21/29		555	576,829
SBI Holdings, Inc., 0.00%, 09/13/23(h)(i)	JPY	110,000	1,117,118
SURA Asset Management SA, 4.88%, 04/17/24	USD	400	426,000
UBS AG, (EURIBOR 3 Month + 0.50%), 0.19%, 04/23/21(a)	EUR	300	343,119
Xi Yang Overseas Ltd., 4.30%, 06/05/24	USD	355	357,377

			11,325,118

Chemicals — 1.5%
Alpha 2 BV, 8.75%, (8.75% Cash or 9.50% PIK), 06/01/23(b)(j)		210	206,325
Alpha 3 BV, 6.25%, 02/01/25(b)		1,112	1,095,320
Axalta Coating Systems LLC, 4.88%, 08/15/24(b)		150	154,500
Blue Cube Spinco LLC:
9.75%, 10/15/23		141	155,805
10.00%, 10/15/25		649	734,181
Braskem Netherlands Finance BV, 3.50%, 01/10/23		500	501,500
Chemours Co. (The):
6.63%, 05/15/23		113	116,884

Security	Par (000)		Value

Chemicals (continued)
4.00%, 05/15/26	EUR	100	$113,710
5.38%, 05/15/27	USD	278	264,795
CNAC HK Finbridge Co. Ltd., 4.88%, 03/14/25		1,000	1,075,000
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		730	734,745
Dow Chemical Co. (The), 5.55%, 11/30/48(b)		350	416,543
Element Solutions, Inc., 5.88%, 12/01/25(b)		756	787,185
ENN Clean Energy International Investment Ltd., 7.50%, 02/27/21		2,000	2,015,000
Equate Petrochemical BV, 4.25%, 11/03/26		400	420,000
Fufeng Group Ltd., 5.88%, 08/28/21		200	207,756
Gates Global LLC, 6.00%, 07/15/22(b)		230	230,144
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		168	170,520
INEOS Group Holdings SA, 5.38%, 08/01/24	EUR	100	116,837
Mitsubishi Chemical Holdings Corp.(h)(i):
0.00%, 03/30/22	JPY	40,000	371,524
0.00%, 03/29/24		40,000	370,623
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	21	21,735
OCI NV, 5.00%, 04/15/23	EUR	110	132,261
Pearl Holding III Ltd., 9.50%, 12/11/22	USD	1,000	814,500
PQ Corp.(b):
6.75%, 11/15/22		450	465,903
5.75%, 12/15/25		470	475,287
Rock International Investment, Inc., 6.63%, 03/27/20		1,000	792,500
Solvay Finance SA, (EUR Swap Annual 5 Year + 3.70%), 5.42%(a)(l)	EUR	180	237,385
Solvay SA, (EUR Swap Annual 5 Year + 3.92%), 4.25%(a)(l)		100	124,456
UPL Corp. Ltd., 4.50%, 03/08/28	USD	200	202,800
W.R. Grace & Co.(b):
5.13%, 10/01/21		221	229,287
5.63%, 10/01/24		177	190,718

			13,945,729

Commercial Services & Supplies — 0.9%
AA Bond Co. Ltd.:
4.25%, 07/31/20	GBP	100	128,812
2.88%, 01/31/22		100	120,821
ACCO Brands Corp., 5.25%, 12/15/24(b)	USD	64	64,800
ADT Security Corp. (The):
3.50%, 07/15/22		87	86,783
4.13%, 06/15/23		244	243,829
4.88%, 07/15/32(b)		208	179,400
Advanced Disposal Services, Inc., 5.63%, 11/15/24(b)		75	78,469
APX Group, Inc.:
8.75%, 12/01/20		146	138,335
7.88%, 12/01/22		123	117,926
Aramark Services, Inc.:
5.00%, 04/01/25(b)		229	232,435
4.75%, 06/01/26		158	160,765
5.00%, 02/01/28(b)		611	628,566
Beijing Environment Bvi Co. Ltd., 5.30%, 10/18/21		1,745	1,767,514
Clean Harbors, Inc.(b):
4.88%, 07/15/27		159	161,600
5.13%, 07/15/29		84	85,680
GFL Environmental, Inc.(b):
7.00%, 06/01/26		135	138,206
8.50%, 05/01/27		264	284,130
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)		110	93,363
Intrum AB, 2.75%, 07/15/22	EUR	142	163,009
KAR Auction Services, Inc., 5.13%, 06/01/25(b)	USD	270	274,725

5

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Services & Supplies (continued)
Matthews International Corp., 5.25%, 12/01/25(b)	USD	334	$328,572
Mobile Mini, Inc., 5.88%, 07/01/24		494	508,820
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(b)		21	20,632
Nielsen Finance LLC, 5.00%, 04/15/22(b)		375	374,062
Paprec Holding SA, 4.00%, 03/31/25	EUR	102	111,551
Prime Security Services Borrower LLC(b):
9.25%, 05/15/23	USD	192	201,638
5.25%, 04/15/24		376	382,580
5.75%, 04/15/26		448	462,560
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		366	379,268
SPIE SA:
3.13%, 03/22/24	EUR	100	122,949
2.63%, 06/18/26		100	116,447
Stericycle, Inc., 5.38%, 07/15/24(b)	USD	151	157,624
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	EUR	100	120,642
Tervita Escrow Corp., 7.63%, 12/01/21(b)	USD	119	121,048
Verisure Midholding AB, 5.75%, 12/01/23	EUR	250	293,876
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	USD	99	101,228

			8,952,665

Communications Equipment — 0.2%
CommScope, Inc.(b):
5.50%, 03/01/24		604	619,855
6.00%, 03/01/26		299	306,475
Nokia OYJ:
3.38%, 06/12/22		43	43,430
4.38%, 06/12/27		63	64,654
6.63%, 05/15/39		325	356,587
Telefonaktiebolaget LM Ericsson, 1.88%, 03/01/24	EUR	100	118,872
ViaSat, Inc., 5.63%, 04/15/27(b)	USD	389	404,560

			1,914,433

Construction & Engineering — 0.3%
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		156	141,375
China Railway Construction Corp. Ltd., 1.50%, 12/21/21(h)	CNY	4,000	582,910
China Shandong International Economic & Technical Finance 1 Ltd., 4.00%, 12/21/20	USD	600	582,000
China Singyes Solar Technologies Holdings Ltd.(f)(g):
6.75%, 10/17/19		500	390,000
0.00%, 02/15/20(k)		400	312,000
Delhi International Airport Ltd., 6.45%, 06/04/29		525	551,250
Ferrovial Netherlands BV, (EUR Swap Annual 5 Year + 2.13%), 2.12%(a)(l)	EUR	100	107,382
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(a)(l)	USD	200	201,875
New Enterprise Stone & Lime Co., Inc.(b):
10.13%, 04/01/22		42	42,945
6.25%, 03/15/26		21	21,315
Novafives SAS, 5.00%, 06/15/25	EUR	100	108,384

			3,041,436

Construction Materials — 0.2%
CEMEX Finance LLC, 4.63%, 06/15/24		100	119,403
Cemex SAB de CV, 3.13%, 03/19/26		200	232,709
Holcim Finance Luxembourg SA, (EUR Swap Annual 5 Year + 3.07%), 3.00%(a)(l)		100	117,425
Inversiones CMPC SA, 4.75%, 09/15/24	USD	600	639,750

Security	Par (000)		Value

Construction Materials (continued)
Taiwan Cement Corp., 0.00%, 12/10/23(h)(i)	USD	800	$912,647

			2,021,934

Consumer Finance — 1.3%
AerCap Ireland Capital DAC, 4.50%, 05/15/21		200	206,241
Ally Financial, Inc.:
4.13%, 02/13/22		7	7,175
3.88%, 05/21/24		88	90,090
8.00%, 11/01/31		1,822	2,408,156
CDBL Funding 1, 3.00%, 04/24/23		800	794,000
Credit Acceptance Corp., 6.63%, 03/15/26(b)		64	67,280
Ford Motor Credit Co. LLC:
5.88%, 08/02/21		1,000	1,054,459
1.51%, 02/17/23	EUR	825	944,055
4.39%, 01/08/26	USD	500	502,604
2.39%, 02/17/26	EUR	650	741,709
General Motors Financial Co., Inc.: 3.55%, 04/09/21	USD	140	142,039
(EURIBOR 3 Month + 0.68%), 0.37%, 05/10/21(a)	EUR	100	114,015
3.20%, 07/06/21	USD	1,000	1,008,780
4.20%, 11/06/21		475	489,101
LeasePlan Corp. NV(a):
(EURIBOR 3 Month + 0.50%), 0.19%, 01/25/21	EUR	200	227,568
(EURIBOR Swap Rate 5 Year + 7.56%), 7.38%(l)		400	478,370
Mulhacen Pte. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 08/01/23(j)		593	639,742
Navient Corp.:
5.00%, 10/26/20	USD	29	29,580
6.63%, 07/26/21		53	56,114
6.50%, 06/15/22		12	12,747
5.50%, 01/25/23		367	377,092
7.25%, 09/25/23		139	148,382
5.88%, 10/25/24		51	51,574
6.75%, 06/25/25		40	41,400
6.75%, 06/15/26		132	136,950
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		430	403,877
Springleaf Finance Corp.:
6.13%, 05/15/22		22	23,595
6.13%, 03/15/24		371	398,825
6.88%, 03/15/25		209	228,851
7.13%, 03/15/26		65	71,215
6.63%, 01/15/28		164	172,200
Volkswagen Bank GmbH, (EURIBOR 3 Month + 0.42%), 0.10%, 06/15/21(a)	EUR	100	113,494
Volkswagen Leasing GmbH, 1.13%, 04/04/24		200	230,611

			12,411,891

Containers & Packaging — 0.8%
Ardagh Packaging Finance plc:
4.63%, 05/15/23(b)	USD	862	876,007
6.75%, 05/15/24	EUR	400	487,816
7.25%, 05/15/24(b)	USD	1,130	1,190,738
4.75%, 07/15/27	GBP	205	253,831
Berry Global Escrow Corp., 4.88%, 07/15/26(b)	USD	266	271,652
BWAY Holding Co.:
4.75%, 04/15/24	EUR	299	349,615
5.50%, 04/15/24(b)	USD	1,032	1,032,516
Crown Americas LLC:
4.50%, 01/15/23		7	7,289
4.75%, 02/01/26		497	510,667
4.25%, 09/30/26		130	132,600
Crown European Holdings SA:
2.25%, 02/01/23(b)	EUR	100	119,822

6

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Containers & Packaging (continued)
3.38%, 05/15/25	EUR	100	$126,218
Graphic Packaging International LLC:
4.88%, 11/15/22	USD	102	105,953
4.75%, 07/15/27(b)		76	77,995
Greif, Inc., 6.50%, 03/01/27(b)		71	73,308
Horizon Parent Holdings SARL, 8.25%, (8.25% Cash or 9.00% PIK), 02/15/22(j)	EUR	100	116,978
Intertape Polymer Group, Inc., 7.00%, 10/15/26(b)	USD	62	64,092
LABL Escrow Issuer LLC, 6.75%, 07/15/26(b)		92	92,805
Reynolds Group Issuer, Inc.(b):
(LIBOR USD 3 Month + 3.50%), 6.10%, 07/15/21(a)		205	205,000
5.13%, 07/15/23		191	194,581
7.00%, 07/15/24		591	611,106
Sealed Air Corp.:
4.50%, 09/15/23	EUR	100	129,061
6.88%, 07/15/33(b)	USD	123	137,028
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	100	117,500

			7,284,178

Distributors — 0.2%
American Builders & Contractors Supply Co., Inc.(b):
5.75%, 12/15/23	USD	349	361,651
5.88%, 05/15/26		314	327,345
Core & Main LP, 6.13%, 08/15/25(b)		557	562,570
IAA, Inc., 5.50%, 06/15/27(b)		161	167,440
Parts Europe SA:
(EURIBOR 3 Month + 4.38%), 4.38%, 05/01/22(a)	EUR	86	97,927
4.38%, 05/01/22		100	114,319
(EURIBOR 3 Month + 5.50%), 5.50%, 05/01/22(a)		151	172,561
Tewoo Group No. 5 Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.37%), 5.80%(a)(l)	USD	250	127,344

			1,931,157

Diversified Consumer Services — 0.3%
Allied Universal Holdco LLC, 6.63%, 07/15/26(b)		451	457,765
China Education Group Holdings Ltd., 2.00%, 03/28/24(h)	HKD	9,000	1,248,608
frontdoor, Inc., 6.75%, 08/15/26(b)	USD	352	374,880
Graham Holdings Co., 5.75%, 06/01/26(b)		119	125,843
Laureate Education, Inc., 8.25%, 05/01/25(b)		42	45,885
Service Corp. International, 5.13%, 06/01/29		176	185,240
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		631	649,141

			3,087,362

Diversified Financial Services — 1.0%
Arrow Global Finance plc:
5.13%, 09/15/24	GBP	100	124,614
(EURIBOR 3 Month + 3.75%), 3.75%, 03/01/26(a)	EUR	100	111,490
Cabot Financial Luxembourg II SA, (EURIBOR 3 Month + 6.38%), 6.37%, 06/14/24(a)		147	168,825
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	600	786,734
China Huadian Overseas Development Management Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.78%), 4.00%(a)(l)	USD	685	691,850
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(b)		500	489,844
Fairstone Financial, Inc., 7.88%, 07/15/24(b)		54	55,013

Security	Par (000)		Value

Diversified Financial Services (continued)
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22	EUR	130	$135,725
(EURIBOR 3 Month + 4.50%), 4.50%, 09/01/23(a)		110	104,412
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	USD	1,500	1,492,879
Grupo de Inversiones Suramericana SA, 5.70%, 05/18/21		371	388,622
HBOS Capital Funding LP, 6.85%(l)		416	423,211
LHC3 plc, 4.12%, (4.12% Cash or 9.00% PIK), 08/15/24(j)	EUR	353	410,721
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26		346	402,245
6.25%, 05/15/26(b)	USD	1,741	1,790,619
6.88%, 11/15/26	EUR	194	224,065
8.25%, 11/15/26(b)	USD	830	853,655
Vantiv LLC:
3.88%, 11/15/25	GBP	200	264,927
3.88%, 11/15/25(b)		132	174,851
Verscend Escrow Corp., 9.75%, 08/15/26(b)	USD	471	489,251
Vertex Capital Investment Ltd., 4.75%, 04/03/24		230	236,132

			9,819,685

Diversified Telecommunication Services — 2.4%
Altice France SA:
6.25%, 05/15/24(b)		246	253,380
7.38%, 05/01/26(b)		1,454	1,490,350
5.88%, 02/01/27	EUR	500	615,455
8.13%, 02/01/27(b)	USD	604	634,200
AT&T, Inc.:
3.60%, 07/15/25		350	363,032
4.50%, 03/09/48		1,000	1,022,414
CCO Holdings LLC:
5.13%, 02/15/23		161	163,544
4.00%, 03/01/23(b)		306	306,669
5.38%, 05/01/25(b)		7	7,236
5.75%, 02/15/26(b)		152	159,410
5.13%, 05/01/27(b)		1,521	1,574,782
5.00%, 02/01/28(b)		64	65,357
5.38%, 06/01/29(b)		687	709,328
Cellnex Telecom SA, 0.50%, 07/05/28(h)	EUR	200	225,960
CenturyLink, Inc.:
Series S, 6.45%, 06/15/21	USD	462	488,565
Series W, 6.75%, 12/01/23		362	390,508
Series Y, 7.50%, 04/01/24		80	88,500
5.63%, 04/01/25		274	279,480
Series U, 7.65%, 03/15/42		11	10,286
Cincinnati Bell, Inc.(b):
7.00%, 07/15/24		442	390,065
8.00%, 10/15/25		28	23,800
DKT Finance ApS:
7.00%, 06/17/23	EUR	233	289,350
9.38%, 06/17/23(b)	USD	200	216,500
eircom Finance DAC, 3.50%, 05/15/26	EUR	190	223,071
Embarq Corp., 8.00%, 06/01/36	USD	196	189,693
Frontier Communications Corp.:
10.50%, 09/15/22		38	25,745
11.00%, 09/15/25		300	186,000
8.50%, 04/01/26(b)		96	93,120
8.00%, 04/01/27(b)		869	903,760
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		311	283,788
8.50%, 10/15/24(b)		292	289,080
9.75%, 07/15/25(b)		502	512,040

7

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.:
5.38%, 08/15/22	USD	221	$221,276
5.63%, 02/01/23		11	11,137
5.13%, 05/01/23		42	42,351
5.38%, 05/01/25		6	6,195
5.25%, 03/15/26		727	752,445
Level 3 Parent LLC, 5.75%, 12/01/22		22	22,192
Ooredoo International Finance Ltd., 3.75%, 06/22/26		600	616,500
Qualitytech LP, 4.75%, 11/15/25(b)		375	371,250
Qwest Corp., 6.75%, 12/01/21		7	7,516
Sable International Finance Ltd., 5.75%, 09/07/27(b)		200	201,375
Sprint Capital Corp., 8.75%, 03/15/32		104	120,380
TDC A/S, 6.88%, 02/23/23	GBP	200	288,596
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	31	32,162
6.00%, 09/30/34		120	122,400
7.20%, 07/18/36		11	12,127
7.72%, 06/04/38		35	39,463
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	100	155,745
Telecom Italia SpA:
1.13%, 03/26/22(h)		800	897,245
5.88%, 05/19/23	GBP	200	276,184
4.00%, 04/11/24	EUR	466	572,010
5.30%, 05/30/24(b)	USD	449	464,715
2.75%, 04/15/25	EUR	523	600,116
2.38%, 10/12/27		300	328,338
Telesat Canada, 8.88%, 11/15/24(b)	USD	74	80,105
Verizon Communications, Inc.:
1.38%, 10/27/26	EUR	150	181,532
3.88%, 02/08/29	USD	325	348,603
4.50%, 08/10/33		500	563,283
2.88%, 01/15/38	EUR	150	202,648
5.50%, 03/16/47	USD	225	282,501
5.01%, 04/15/49		290	345,387
Virgin Media Finance plc, 5.75%, 01/15/25(b)		862	892,161
Virgin Media Secured Finance plc:
5.13%, 01/15/25	GBP	100	131,545
5.25%, 01/15/26(b)	USD	200	204,942
5.50%, 08/15/26(b)		200	207,250
6.25%, 03/28/29	GBP	400	536,465

			22,612,608

Electric Utilities — 0.7%
ContourGlobal Power Holdings SA:
3.38%, 08/01/23	EUR	246	290,214
4.13%, 08/01/25		100	120,362
Duke Energy Corp., 3.95%, 08/15/47	USD	750	758,321
Edison International, 5.75%, 06/15/27		25	26,852
EDP - Energias de Portugal SA, (EUR Swap Annual 5 Year + 4.29%), 4.50%, 04/30/79(a)	EUR	100	124,228
Enel Finance International NV, 4.25%, 09/14/23(b)	USD	595	624,828
Exelon Corp., 4.45%, 04/15/46		500	532,090
Huachen Energy Co. Ltd., 6.63%, 05/18/20(f)(g)		700	451,171
LLPL Capital Pte. Ltd., 6.88%, 02/04/39		475	540,906
Naturgy Finance BV:
(EUR Swap Annual 8 Year + 3.35%), 4.13%(a)(l)	EUR	400	494,083
(EUR Swap Annual 9 Year + 3.08%), 3.38%(a)(l)		100	119,542
1.88%, 10/05/29		100	124,654
NextEra Energy Operating Partners LP(b):
4.25%, 07/15/24	USD	296	297,856

Security	Par (000)		Value

Electric Utilities (continued)
4.25%, 09/15/24	USD	60	$60,318
4.50%, 09/15/27		67	66,162
Tohoku Electric Power Co., Inc., 0.00%, 12/03/20(h)(i)	JPY	50,000	459,101
Virginia Electric & Power Co., Series B, 3.80%, 09/15/47	USD	500	513,387
Vistra Operations Co. LLC(b):
3.55%, 07/15/24		118	118,694
5.63%, 02/15/27		60	63,525
5.00%, 07/31/27		124	128,495
4.30%, 07/15/29		186	188,560

			6,103,349

Electrical Equipment — 0.2%
Bizlink Holding, Inc., 0.00%, 02/01/23(h)(i)		500	523,238
Orano SA, 3.38%, 04/23/26	EUR	200	235,598
Sensata Technologies BV(b):
5.63%, 11/01/24	USD	43	46,332
5.00%, 10/01/25		553	576,503
SGL Carbon SE, 4.63%, 09/30/24	EUR	188	221,702
Vertiv Group Corp., 9.25%, 10/15/24(b)	USD	221	211,608

			1,814,981

Electronic Equipment, Instruments & Components — 0.2%
Anixter, Inc., 6.00%, 12/01/25(b)		242	262,570
Belden, Inc., 4.13%, 10/15/26	EUR	310	374,998
CDW LLC:
5.50%, 12/01/24	USD	968	1,034,792
5.00%, 09/01/25		43	44,774
Hon Hai Precision Industry Co. Ltd., 0.00%, 11/06/22(h)(i)		200	188,520
Ingenico Group SA, 1.63%, 09/13/24	EUR	200	225,944
Itron, Inc., 5.00%, 01/15/26(b)	USD	7	7,157

			2,138,755

Energy Equipment & Services — 0.7%
Anton Oilfield Services Group, 9.75%, 12/05/20		1,300	1,328,243
Apergy Corp., 6.38%, 05/01/26		96	96,720
Archrock Partners LP, 6.88%, 04/01/27(b)		77	80,473
Diamond Offshore Drilling, Inc., 4.88%, 11/01/43		36	22,320
Ensco Rowan plc:
4.70%, 03/15/21		12	11,151
5.20%, 03/15/25		72	52,920
7.75%, 02/01/26		47	35,015
5.75%, 10/01/44		29	16,675
Hilong Holding Ltd., 7.25%, 06/22/20		1,400	1,390,410
McDermott Technology Americas, Inc., 10.63%, 05/01/24(b)		79	73,840
Nabors Industries, Inc.:
4.63%, 09/15/21		111	108,225
5.50%, 01/15/23		12	11,220
Noble Holding International Ltd.:
7.75%, 01/15/24		8	6,100
7.88%, 02/01/26(b)		379	326,061
5.25%, 03/15/42		38	20,235
Pacific Drilling SA, 8.38%, 10/01/23(b)		738	730,620
Precision Drilling Corp.:
5.25%, 11/15/24		5	4,625
7.13%, 01/15/26(b)		50	48,375
Rowan Cos., Inc., 4.88%, 06/01/22		186	171,352
Transocean Pontus Ltd., 6.13%, 08/01/25(b)		69	71,055
Transocean Poseidon Ltd., 6.88%, 02/01/27(b)		234	247,309
Transocean Sentry Ltd., 5.38%, 05/15/23(b)		208	208,260
Transocean, Inc.:
6.50%, 11/15/20		10	10,300

8

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Energy Equipment & Services (continued)
8.51%, 12/15/21	USD	5	$5,256
9.00%, 07/15/23(b)		327	348,255
7.25%, 11/01/25(b)		192	181,920
7.50%, 01/15/26(b)		81	77,153
USA Compression Partners LP:
6.88%, 04/01/26		461	487,461
6.88%, 09/01/27(b)		118	123,913

			6,295,462

Entertainment — 0.3%
Ascend Learning LLC:
6.88%, 08/01/25(b)		353	359,093
Entertainment One Ltd., 4.63%, 07/15/26	GBP	229	298,962
Lions Gate Capital Holdings LLC(b):
6.38%, 02/01/24	USD	10	10,513
5.88%, 11/01/24		141	144,525
Live Nation Entertainment, Inc.(b):
5.38%, 06/15/22		57	57,712
4.88%, 11/01/24		9	9,259
Netflix, Inc.:
4.88%, 04/15/28		7	7,219
5.88%, 11/15/28		560	619,987
3.88%, 11/15/29	EUR	395	486,554
5.38%, 11/15/29(b)	USD	467	496,043

			2,489,867

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp., 3.13%, 01/15/27		1,000	992,053
Brookfield Property REIT, Inc., 5.75%, 05/15/26(b)		96	98,880
Crown Castle International Corp., 3.80%, 02/15/28		1,000	1,038,543
CyrusOne LP:
5.00%, 03/15/24		91	93,502
5.38%, 03/15/27		49	51,573
Equinix, Inc.:
5.38%, 04/01/23		86	87,720
2.88%, 03/15/24	EUR	127	150,910
2.88%, 10/01/25		478	566,661
5.88%, 01/15/26	USD	627	663,836
2.88%, 02/01/26	EUR	200	238,094
5.38%, 05/15/27	USD	249	266,921
GLP Capital LP:
5.38%, 11/01/23		14	15,011
5.25%, 06/01/25		43	46,070
5.38%, 04/15/26		131	141,670
Inmobiliaria Colonial Socimi SA:
1.63%, 11/28/25	EUR	100	119,133
2.50%, 11/28/29		200	247,628
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	210	264,246
Iron Mountain, Inc.:
5.75%, 08/15/24	USD	250	252,535
3.00%, 01/15/25	EUR	310	363,845
4.88%, 09/15/27(b)	USD	293	290,436
iStar, Inc.:
4.63%, 09/15/20		9	9,079
6.00%, 04/01/22		78	79,950
5.25%, 09/15/22		60	61,425
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		601	647,577
4.50%, 09/01/26		423	434,104
5.75%, 02/01/27(b)		20	21,550
4.50%, 01/15/28		224	222,320
MPT Operating Partnership LP:
5.50%, 05/01/24		34	34,850

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
5.00%, 10/15/27	USD	857	$882,710
RHP Hotel Properties LP, 5.00%, 04/15/21		178	177,777
SBA Communications Corp.:
4.88%, 07/15/22		24	24,303
4.00%, 10/01/22		144	145,980
4.88%, 09/01/24		976	1,005,280
Trust F/1401, 5.25%, 01/30/26		700	734,125
VICI Properties 1 LLC, 8.00%, 10/15/23		223	246,670

			10,716,967

Food & Staples Retailing — 0.2%
Albertsons Cos. LLC:
6.63%, 06/15/24		84	87,045
5.75%, 03/15/25		8	8,063
Cencosud SA, 6.63%, 02/12/45		228	244,963
Distribuidora Internacional de Alimentacion SA:
1.50%, 07/22/19	EUR	200	225,089
1.00%, 04/28/21		200	186,484
Hipercor SA, 3.88%, 01/19/22		200	243,369
Iceland Bondco plc, 4.63%, 03/15/25	GBP	100	114,423
Tesco Corporate Treasury Services plc, 2.50%, 05/02/25		187	243,065

			1,352,501

Food Products — 0.5%
B&G Foods, Inc., 5.25%, 04/01/25	USD	41	41,410
Chobani LLC, 7.50%, 04/15/25(b)		49	45,815
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		50	52,250
Gruma SAB de CV, 4.88%, 12/01/24		760	807,500
JBS USA LUX SA(b):
5.88%, 07/15/24		369	379,601
5.75%, 06/15/25		667	695,348
6.75%, 02/15/28		84	91,035
6.50%, 04/15/29		395	429,069
Knight Castle Investments Ltd.,
7.99%, 01/23/21		1,400	981,204
Nomad Foods Bondco plc, 3.25%, 05/15/24	EUR	100	117,667
Post Holdings, Inc.(b):
5.50%, 03/01/25	USD	273	281,872
5.00%, 08/15/26		53	53,729
5.63%, 01/15/28		209	214,747
5.50%, 12/15/29		143	143,358
Sigma Finance Netherlands BV, 4.88%, 03/27/28		331	343,309
Simmons Foods, Inc., 7.75%, 01/15/24(b)		250	269,375

			4,947,289

Gas Utilities — 0.1%
Perusahaan Gas Negara Tbk. PT, 5.13%, 05/16/24		769	827,636
Superior Plus LP, 7.00%, 07/15/26(b)		117	120,949

			948,585

Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co., 4.67%, 06/06/47		275	308,094
Hologic, Inc.(b):
4.38%, 10/15/25		17	17,234
4.63%, 02/01/28		106	107,590
Immucor, Inc., 11.13%, 02/15/22(b)		42	42,840
Ortho-Clinical Diagnostics, Inc.,
6.63%, 05/15/22(b)		1,089	1,039,995
Sotera Health Holdings LLC, 6.50%, 05/15/23(b)		185	187,312
Teleflex, Inc.:
4.88%, 06/01/26		186	192,975
4.63%, 11/15/27		11	11,316

			1,907,356

9

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22	USD	241	$242,205
6.50%, 03/01/24		8	8,340
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		55	59,262
Centene Corp.:
4.75%, 01/15/25		152	156,896
5.38%, 06/01/26(b)		1,189	1,249,936
Community Health Systems, Inc.(b):
8.63%, 01/15/24		220	220,000
8.00%, 03/15/26		531	510,928
CVS Health Corp., 5.05%, 03/25/48		600	639,072
DaVita, Inc., 5.13%, 07/15/24		102	102,031
Eagle Holding Co. II LLC(b)(j):
7.63%, (7.63% Cash or 8.38% PIK), 05/15/22		24	24,120
7.75%, (7.75% Cash or 8.50% PIK), 05/15/22		146	147,095
Encompass Health Corp., 5.75%, 11/01/24		224	228,099
Envision Healthcare Corp., 8.75%, 10/15/26(b)		196	136,710
HCA, Inc.:
5.88%, 05/01/23		7	7,611
5.38%, 02/01/25		448	483,560
5.38%, 09/01/26		161	173,478
5.63%, 09/01/28		298	322,585
5.88%, 02/01/29		703	770,664
5.25%, 06/15/49		490	509,458
MEDNAX, Inc.(b):
5.25%, 12/01/23		88	86,900
6.25%, 01/15/27		668	657,145
Molina Healthcare, Inc.:
5.38%, 11/15/22		74	76,960
4.88%, 06/15/25(b)		188	190,820
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		187	175,350
NVA Holdings, Inc., 6.88%, 04/01/26(b)		78	81,510
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/01/22(b)(j)		375	330,644
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)		386	410,849
Surgery Center Holdings, Inc.(b):
6.75%, 07/01/25		238	205,870
10.00%, 04/15/27		186	185,535
Team Health Holdings, Inc., 6.38%, 02/01/25(b)		116	88,740
Tenet Healthcare Corp.:
8.13%, 04/01/22		484	507,595
4.63%, 07/15/24		693	701,662
6.25%, 02/01/27(b)		714	738,990
Vizient, Inc., 6.25%, 05/15/27(b)		240	253,512
WellCare Health Plans, Inc.:
5.25%, 04/01/25		115	119,887
5.38%, 08/15/26(b)		548	580,880

			11,384,899

Health Care Technology — 0.1%
IQVIA, Inc.:
3.50%, 10/15/24	EUR	100	116,553
3.25%, 03/15/25(b)		100	117,115
3.25%, 03/15/25		310	363,056
5.00%, 10/15/26(b)	USD	200	206,500
5.00%, 05/15/27(b)		212	218,890

			1,022,114

Hotels, Restaurants & Leisure — 1.8%
1011778 BC ULC(b):
4.25%, 05/15/24		534	540,008
5.00%, 10/15/25		1,390	1,400,842

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp., 6.00%, 08/15/26	USD	97	$101,971
Boyne USA, Inc., 7.25%, 05/01/25(b)		180	194,850
Cedar Fair LP, 5.25%, 07/15/29(b)		158	161,209
Churchill Downs, Inc.(b):
5.50%, 04/01/27		212	221,937
4.75%, 01/15/28		288	289,368
Cirsa Finance International SARL:
6.25%, 12/20/23	EUR	100	123,497
4.75%, 05/22/25		100	119,395
Codere Finance 2 Luxembourg SA:
6.75%, 11/01/21		100	113,144
7.63%, 11/01/21(b)	USD	200	193,931
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	225	286,001
4.88%, 08/28/25		100	127,025
EI Group plc, 6.38%, 02/15/22		100	129,919
Eldorado Resorts, Inc.:
6.00%, 04/01/25	USD	134	140,867
6.00%, 09/15/26		35	38,238
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		176	180,180
Golden Nugget, Inc., 6.75%, 10/15/24(b)		798	821,940
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		177	179,655
5.13%, 05/01/26		298	311,038
4.88%, 01/15/30(b)		583	600,490
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		43	44,021
4.88%, 04/01/27		204	210,824
HIS Co. Ltd.(h)(i):
0.00%, 08/30/19	JPY	10,000	81,923
0.00%, 11/15/24		10,000	91,487
Huazhu Group Ltd., 0.38%, 11/01/22(h)	USD	913	987,262
International Game Technology plc, 3.50%, 06/15/26	EUR	322	379,877
IRB Holding Corp., 6.75%, 02/15/26(b)	USD	46	45,770
KFC Holding Co.(b):
5.00%, 06/01/24		57	58,924
5.25%, 06/01/26		498	522,272
4.75%, 06/01/27		199	203,975
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26		14	15,015
McDonald’s Corp., 4.45%, 09/01/48		500	548,283
MGM Resorts International:
6.63%, 12/15/21		755	815,400
7.75%, 03/15/22		242	269,830
NH Hotel Group SA, 3.75%, 10/01/23	EUR	115	134,313
Pinnacle Bidco plc, 6.38%, 02/15/25	GBP	130	174,537
Punch Taverns Finance B Ltd., 7.37%, 09/30/21		50	67,192
Sabre GLBL, Inc., 5.25%, 11/15/23(b)	USD	531	546,930
Scientific Games International, Inc.(b):
5.00%, 10/15/25		868	876,680
8.25%, 03/15/26		357	374,846
Silversea Cruise Finance Ltd., 7.25%, 02/01/25(b)		16	17,195
Sisal Group SpA, 7.00%, 07/31/23	EUR	250	292,069
Six Flags Entertainment Corp.(b):
4.88%, 07/31/24	USD	874	887,656
5.50%, 04/15/27		161	167,440
Station Casinos LLC, 5.00%, 10/01/25(b)		88	88,220
Stonegate Pub Co. Financing plc:
4.88%, 03/15/22	GBP	100	130,180
(LIBOR GBP 3 Month + 4.38%), 5.16%, 03/15/22(a)		150	190,474
(LIBOR GBP 3 Month + 6.25%), 7.04%, 03/15/22(a)		166	211,793

10

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Studio City Finance Ltd., 7.25%, 02/11/24	USD	800	$830,000
Viking Cruises Ltd., 5.88%, 09/15/27(b)		1,090	1,103,625
Vinpearl JSC, 3.50%, 06/14/23(h)		600	655,178
Wyndham Destinations, Inc., 5.75%, 04/01/27		43	44,881
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		78	81,608
Yum! Brands, Inc., 5.35%, 11/01/43		2	1,790

			17,426,975

Household Durables — 0.2%
Lennar Corp.:
6.25%, 12/15/21		360	379,800
4.88%, 12/15/23		118	124,343
5.25%, 06/01/26		95	101,175
4.75%, 11/29/27		196	206,290
Mattamy Group Corp.(b):
6.88%, 12/15/23		30	31,237
6.50%, 10/01/25		44	46,365
MDC Holdings, Inc., 6.00%, 01/15/43		32	29,920
Meritage Homes Corp., 5.13%, 06/06/27		20	20,300
PulteGroup, Inc., 6.38%, 05/15/33		175	186,594
Taylor Morrison Communities, Inc.,
5.88%, 06/15/27(b)		112	113,960
Tempur Sealy International, Inc.,
5.50%, 06/15/26		8	8,300
TRI Pointe Group, Inc.:
4.88%, 07/01/21		86	87,720
5.25%, 06/01/27		2	1,925
Williams Scotsman International, Inc.(b):
7.88%, 12/15/22		69	72,450
6.88%, 08/15/23		305	317,962

			1,728,341

Household Products — 0.2%
Celestial Dynasty Ltd., 4.25%, 06/27/29		800	805,241
Energizer Holdings, Inc.(b):
6.38%, 07/15/26		11	11,303
7.75%, 01/15/27		177	191,572
Spectrum Brands, Inc., 5.75%, 07/15/25		327	339,671

			1,347,787

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.:
4.50%, 03/15/23		7	7,193
4.88%, 05/15/23		33	33,579
5.50%, 04/15/25		19	19,736
6.00%, 05/15/26		93	98,580
Calpine Corp.:
5.38%, 01/15/23		729	737,464
5.88%, 01/15/24(b)		70	71,575
5.50%, 02/01/24		26	25,740
5.75%, 01/15/25		244	242,170
5.25%, 06/01/26(b)		549	558,607
Clearway Energy Operating LLC:
5.38%, 08/15/24		111	112,942
5.75%, 10/15/25(b)		226	229,390
NRG Energy, Inc.:
3.75%, 06/15/24(b)		63	64,724
6.63%, 01/15/27		934	1,014,557
5.75%, 01/15/28		110	117,975
4.45%, 06/15/29(b)		247	257,000
5.25%, 06/15/29(b)		248	264,740
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		410	416,150
Talen Energy Supply LLC:
6.50%, 06/01/25		20	16,750
10.50%, 01/15/26(b)		20	19,950

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
7.25%, 05/15/27(b)	USD	103	$105,575
6.63%, 01/15/28(b)		104	103,350

			4,517,747

Industrial Conglomerates — 0.0%
General Electric Co., (EURIBOR 3 Month + 0.30%), 0.00%, 05/28/20(a)	EUR	100	113,650

Insurance — 1.1%
Acrisure LLC, 8.13%, 02/15/24(b)	USD	59	60,918
Aegon NV, (EUR Swap Annual 5 Year + 5.21%), 5.63%(a)(l)	EUR	275	346,701
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23(b)	USD	782	801,315
Allstate Corp. (The), (LIBOR USD 3 Month + 0.43%), 2.76%, 03/29/21(a)		275	275,489
AmWINS Group, Inc., 7.75%, 07/01/26(b)		95	98,325
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%(a)(l)		800	831,185
Assicurazioni Generali SpA(a):
(LIBOR GBP 3 Month + 2.20%), 6.42%(l)	GBP	100	133,027
(EURIBOR 3 Month + 7.11%), 7.75%, 12/12/42	EUR	200	272,760
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47		450	586,265
BNP Paribas Cardif SA, (EURIBOR 3 Month + 3.93%), 4.03%(a)(l)		200	249,525
Caisse Nationale de Reassurance Mutuelle Agricole Groupama:
(EURIBOR 3 Month + 5.77%), 6.37%(a)(l)		200	263,876
6.00%, 01/23/27		200	282,894
CNO Financial Group, Inc., 5.25%, 05/30/29	USD	150	162,375
CNP Assurances:
1.88%, 10/20/22	EUR	100	119,356
(EURIBOR 3 Month + 4.60%), 4.50%, 06/10/47(a)		100	132,947
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)	USD	165	165,825
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%(a)(l)		2,000	1,930,000
HUB International Ltd., 7.00%, 05/01/26(b)		719	728,886
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%(a)(l)		1,800	1,751,625
Mapfre SA, (EURIBOR 3 Month + 4.30%), 4.13%, 09/07/48(a)	EUR	200	250,191
Mitsui Sumitomo Insurance Co. Ltd., (USD Swap Semi 5 Year + 3.26%), 4.95%(a)(l)	USD	1,100	1,183,875
NN Group NV, (EURIBOR 3 Month + 3.90%), 4.38%(a)(l)	EUR	110	137,138

			10,764,498

Interactive Media & Services — 0.3%
Baidu, Inc., 4.13%, 06/30/25	USD	600	630,187
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)		41	37,617
Tencent Holdings Ltd.:
3.80%, 02/11/25		600	623,820
3.98%, 04/11/29		400	417,231
Weibo Corp., 3.50%, 07/05/24		1,100	1,104,564
YY, Inc., 0.75%, 06/15/25(b)(h)		111	111,965

			2,925,384

Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.60%, 11/28/24		500	520,435
Baozun, Inc., 1.63%, 05/01/24(b)(h)		413	479,406

11

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Internet & Direct Marketing Retail (continued)
Go Daddy Operating Co. LLC,
5.25%, 12/01/27(b)	USD	179	$185,265
GrubHub Holdings, Inc., 5.50%, 07/01/27(b)		77	79,031
Shop Direct Funding plc, 7.75%, 11/15/22	GBP	140	164,014

			1,428,151

IT Services — 0.9%
21Vianet Group, Inc., 7.88%, 10/15/21	USD	565	580,537
Alliance Data Systems Corp., 5.88%, 11/01/21(b)		265	272,791
Banff Merger Sub, Inc.:
8.38%, 09/01/26	EUR	410	386,737
9.75%, 09/01/26(b)	USD	1,024	888,320
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		187	189,805
Fidelity National Information Services, Inc., 3.75%, 05/21/29		235	249,653
First Data Corp., 5.75%, 01/15/24(b)		267	274,509
Fiserv, Inc.:
3.50%, 07/01/29		1,545	1,588,080
4.40%, 07/01/49		50	52,604
Gartner, Inc., 5.13%, 04/01/25(b)		285	292,980
International Business Machines Corp., 4.25%, 05/15/49		660	711,118
InterXion Holding NV, 4.75%, 06/15/25	EUR	200	247,433
Tempo Acquisition LLC, 6.75%, 06/01/25(b)	USD	201	207,030
United Group BV:
4.38%, 07/01/22	EUR	325	377,831
4.88%, 07/01/24		367	432,786
WEX, Inc., 4.75%, 02/01/23(b)	USD	91	91,455
Zayo Group LLC:
6.00%, 04/01/23		553	565,442
6.38%, 05/15/25		108	110,155
5.75%, 01/15/27(b)		908	925,143

			8,444,409

Leisure Products — 0.0%
Mattel, Inc., 6.75%, 12/31/25(b)		299	307,596

Life Sciences Tools & Services — 0.3%(b)
Avantor, Inc.:
6.00%, 10/01/24		1,270	1,351,280
9.00%, 10/01/25		734	818,410
Charles River Laboratories International, Inc., 5.50%, 04/01/26		303	318,847
Syneos Health, Inc., 7.50%, 10/01/24		67	70,015

			2,558,552

Machinery — 0.4%
Amsted Industries, Inc., 5.63%, 07/01/27(b)		95	99,037
CNH Industrial Finance Europe SA, 1.75%, 09/12/25	EUR	100	118,970
Colfax Corp.(b):
6.00%, 02/15/24	USD	176	186,120
6.38%, 02/15/26		386	413,985
EnPro Industries, Inc., 5.75%, 10/15/26		126	128,835
Grinding Media, Inc., 7.38%, 12/15/23(b)		114	109,155
Manitowoc Co., Inc. (The), 9.00%, 04/01/26(b)		114	114,000
Mueller Water Products, Inc., 5.50%, 06/15/26(b)		206	212,952
Navistar International Corp., 6.63%, 11/01/25(b)		293	306,917
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	364	416,446
RBS Global, Inc., 4.88%, 12/15/25(b)	USD	129	130,613
SPX FLOW, Inc.(b):
5.63%, 08/15/24		236	246,030
5.88%, 08/15/26		23	24,150
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		42	44,257
Terex Corp., 5.63%, 02/01/25(b)		819	831,285
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		468	421,200

Security		Par (000)	Value

Machinery (continued)
Wabash National Corp., 5.50%, 10/01/25(b)	USD	65	$61,588

			3,865,540

Marine — 0.0%
CMA CGM SA, 6.50%, 07/15/22	EUR	100	98,909

Media — 2.7%
Altice Financing SA(b):
6.63%, 02/15/23	USD	877	898,925
7.50%, 05/15/26		600	603,060
Altice Luxembourg SA(b):
7.75%, 05/15/22		434	441,052
7.63%, 02/15/25		491	461,847
10.50%, 05/15/27		527	541,493
AMC Networks, Inc.:
5.00%, 04/01/24		3	3,086
4.75%, 08/01/25		692	698,920
Block Communications, Inc., 6.88%, 02/15/25(b)		119	124,057
Charter Communications Operating LLC, 6.48%, 10/23/45		498	586,798
Clear Channel International BV, 8.75%, 12/15/20(b)		3	3,067
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.50%, 11/15/22		2,263	2,306,245
9.25%, 02/15/24(b)		1,324	1,436,540
Comcast Corp.:
4.70%, 10/15/48		305	357,220
4.05%, 11/01/52		500	527,258
CSC Holdings LLC:
6.75%, 11/15/21		92	98,440
5.13%, 12/15/21(b)		270	270,000
5.38%, 07/15/23(b)		213	218,857
5.25%, 06/01/24		427	443,546
10.88%, 10/15/25(b)		1,267	1,452,299
5.50%, 05/15/26(b)		528	553,714
5.38%, 02/01/28(b)		629	653,374
6.50%, 02/01/29(b)		200	218,250
Cumulus Media New Holdings, Inc., 6.75%, 07/01/26(b)		120	119,676
Discovery Communications LLC, 3.95%, 03/20/28		500	514,727
DISH DBS Corp.:
6.75%, 06/01/21		447	468,791
5.88%, 07/15/22		657	666,855
5.00%, 03/15/23		29	28,021
5.88%, 11/15/24		26	24,603
Entercom Media Corp.(b):
7.25%, 11/01/24		5	5,269
6.50%, 05/01/27		175	182,000
GCI LLC, 6.63%, 06/15/24(b)		87	91,159
Gray Television, Inc.(b):
5.13%, 10/15/24		7	7,131
7.00%, 05/15/27		113	122,605
iHeartCommunications, Inc., 6.38%, 05/01/26		71	75,212
Interpublic Group of Cos., Inc. (The):
3.50%, 10/01/20		140	141,783
4.65%, 10/01/28		150	163,815
MDC Partners, Inc., 6.50%, 05/01/24(b)		142	130,492
Meredith Corp., 6.88%, 02/01/26		270	286,505
Midcontinent Communications, 6.88%, 08/15/23(b)		69	71,587
Myriad International Holdings BV, 5.50%, 07/21/25		700	769,125
Nexstar Escrow, Inc., 5.63%, 07/15/27(b)		119	121,826
Outfront Media Capital LLC:
5.88%, 03/15/25		101	104,409

12

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
5.00%, 08/15/27(b)	USD	396	$405,385
Radiate Holdco LLC(b):
6.88%, 02/15/23		17	17,000
6.63%, 02/15/25		44	42,570
SES SA(a)(l):
(EUR Swap Annual 5 Year + 4.66%), 4.62%	EUR	100	119,737
(EUR Swap Annual 5 Year + 5.40%), 5.63%		400	500,324
Sirius XM Radio, Inc.(b):
4.63%, 07/15/24	USD	146	149,399
5.38%, 04/15/25		7	7,219
5.38%, 07/15/26		3	3,108
5.00%, 08/01/27		669	680,641
5.50%, 07/01/29		163	167,108
Summer BidCo BV, 0.00%, (0.00% Cash or 9.75% PIK), 11/15/25(j)	EUR	174	206,383
TEGNA, Inc., 5.50%, 09/15/24(b)	USD	81	83,025
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		200	203,000
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	306	377,556
Tribune Media Co., 5.88%, 07/15/22	USD	171	173,975
Unitymedia GmbH, 3.75%, 01/15/27	EUR	500	601,958
Unitymedia Hessen GmbH & Co. KG:
3.50%, 01/15/27		200	240,697
6.25%, 01/15/29		332	419,869
Univision Communications, Inc.(b):
5.13%, 05/15/23	USD	12	11,730
5.13%, 02/15/25		135	128,419
UPC Holding BV:
5.50%, 01/15/28(b)		210	211,050
3.88%, 06/15/29	EUR	300	358,186
UPCB Finance IV Ltd., 4.00%, 01/15/27		135	161,455
UPCB Finance VII Ltd., 3.63%, 06/15/29		300	361,598
Videotron Ltd., 5.13%, 04/15/27(b)	USD	468	488,475
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	309	405,019
WMG Acquisition Corp.:
4.13%, 11/01/24	EUR	270	320,376
5.50%, 04/15/26(b)	USD	60	61,944
3.63%, 10/15/26	EUR	137	164,351
Ziggo Bond Co. BV:
7.13%, 05/15/24		52	61,528
4.63%, 01/15/25		200	234,811
5.88%, 01/15/25(b)	USD	400	404,168
6.00%, 01/15/27(b)		300	300,750
Ziggo BV:
4.25%, 01/15/27	EUR	300	361,598
5.50%, 01/15/27(b)	USD	473	481,140

			25,909,191

Metals & Mining — 1.4%
BHP Billiton Finance Ltd., (EUR Swap Annual 5 Year + 4.80%), 5.63%, 10/22/79(a)	EUR	100	137,083
Big River Steel LLC, 7.25%, 09/01/25(b)	USD	262	275,244
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22		1,100	1,135,750
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(b)		52	52,780
Constellium NV(b):
5.75%, 05/15/24		250	256,250
5.88%, 02/15/26		784	805,560
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		172	175,225
3.55%, 03/01/22		222	222,832
3.88%, 03/15/23		1,029	1,029,000
4.55%, 11/14/24		146	149,249

Security		Par (000)	Value

Metals & Mining (continued)
5.45%, 03/15/43	USD	1,373	$1,256,295
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20		400	399,000
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)		57	60,278
Mineral Resources Ltd., 8.13%, 05/01/27(b)		163	169,724
Novelis Corp.(b):
6.25%, 08/15/24		961	1,007,570
5.88%, 09/30/26		601	608,513
Shandong Iron and Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		200	199,640
Steel Dynamics, Inc.:
5.50%, 10/01/24		198	205,177
4.13%, 09/15/25		24	23,880
5.00%, 12/15/26		91	94,868
SunCoke Energy Partners LP, 7.50%, 06/15/25(b)		33	32,216
thyssenkrupp AG, 2.88%, 02/22/24	EUR	535	634,155
Vale Overseas Ltd., 6.25%, 08/10/26	USD	874	990,613
Vedanta Resources Finance II plc, 8.00%, 04/23/23		1,000	1,011,250
Vedanta Resources Ltd., 6.38%, 07/30/22		2,300	2,273,406

			13,205,558

Multiline Retail — 0.1%
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	100	128,468
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26	USD	343	338,498
SACI Falabella, 4.38%, 01/27/25		600	634,560

			1,101,526

Multi-Utilities — 0.0%
RWE AG, (EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75(a)	EUR	260	301,734

Oil, Gas & Consumable Fuels — 3.7%
Aker BP ASA, 4.75%, 06/15/24(b)	USD	285	293,749
Antero Midstream Partners LP, 5.38%, 09/15/24		156	155,025
Antero Resources Corp.:
5.13%, 12/01/22		12	11,520
5.63%, 06/01/23		44	42,469
Ascent Resources Utica Holdings LLC(b):
10.00%, 04/01/22		78	82,575
7.00%, 11/01/26		41	37,412
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b) .		58	56,260
Brazos Valley Longhorn LLC, 6.88%, 02/01/25		75	70,500
Bruin E&P Partners LLC, 8.88%, 08/01/23(b)		44	36,960
Callon Petroleum Co.:
6.13%, 10/01/24		140	141,400
6.38%, 07/01/26		73	73,730
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		67	64,655
8.25%, 07/15/25		179	176,315
Centennial Resource Production LLC, 6.88%, 04/01/27(b)		82	82,820
Chaparral Energy, Inc., 8.75%, 07/15/23(b)		52	32,240
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		388	446,239
5.88%, 03/31/25		243	270,641
5.13%, 06/30/27		1,033	1,122,096
Cheniere Energy Partners LP, 5.63%, 10/01/26(b)		325	342,875
Chesapeake Energy Corp.:
6.63%, 08/15/20		72	72,540
4.88%, 04/15/22		37	34,965
5.75%, 03/15/23		15	14,062

13

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
7.00%, 10/01/24	USD	142	$127,445
8.00%, 01/15/25		198	183,645
8.00%, 03/15/26(b)		66	59,895
8.00%, 06/15/27		400	352,500
CNX Resources Corp., 5.88%, 04/15/22		1,214	1,177,580
Comstock Resources, Inc., 9.75%, 08/15/26		62	47,585
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		369	399,443
Corral Petroleum Holdings AB, 11.75%, (11.75% Cash or 13.25% PIK), 05/15/21(j)(k)	EUR	200	240,287
Covey Park Energy LLC, 7.50%, 05/15/25(b)	USD	95	68,400
Crestwood Midstream Partners LP:
6.25%, 04/01/23		60	61,200
5.63%, 05/01/27(b)		239	238,403
CrownRock LP, 5.63%, 10/15/25(b)		732	733,830
DCP Midstream Operating LP:
5.38%, 07/15/25		12	12,645
5.13%, 05/15/29		196	201,390
6.45%, 11/03/36(b)		39	40,950
6.75%, 09/15/37(b)		535	575,125
Denbury Resources, Inc., 9.25%, 03/31/22(b)		268	251,250
Enbridge, Inc.:
4.00%, 10/01/23		514	540,079
(LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78(a)		360	364,305
Encavis Finance BV, (EUR Swap Annual 5 Year + 1.10%), 5.25%(a)(h)(l)	EUR	100	118,385
Endeavor Energy Resources LP(b):
5.50%, 01/30/26	USD	492	509,835
5.75%, 01/30/28		97	102,093
Energy Transfer Operating LP, 5.15%, 02/01/43		150	150,844
Energy Transfer Partners LP, 5.88%, 03/01/22		500	536,353
EnLink Midstream LLC, 5.38%, 06/01/29		44	45,100
EnLink Midstream Partners LP:
4.40%, 04/01/24		85	85,955
4.15%, 06/01/25		6	5,880
4.85%, 07/15/26		138	139,035
5.60%, 04/01/44		109	100,007
5.05%, 04/01/45		161	134,435
5.45%, 06/01/47		185	158,175
Enterprise Products Operating LLC, 4.80%, 02/01/49		320	355,103
Eterna Capital Pte. Ltd.(j):
Series B, 0.00%, (0.00% Cash or 8.00% PIK), 12/11/22		1,485	1,233,676
Series A, 6.50%, (6.50% Cash or 6.00% PIK), 12/11/22		1,418	1,417,260
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		197	168,435
5.63%, 02/01/26		219	176,843
Genesis Energy LP:
6.00%, 05/15/23		99	98,257
5.63%, 06/15/24		32	30,800
6.50%, 10/01/25		27	26,393
6.25%, 05/15/26		117	112,905
Great Western Petroleum LLC, 9.00%, 09/30/21(b)		187	151,938
Gulfport Energy Corp.:
6.63%, 05/01/23		54	46,440
6.00%, 10/15/24		28	21,630
6.38%, 01/15/26		56	42,420
Hess Corp., 5.80%, 04/01/47		500	555,160
Hess Infrastructure Partners LP,
5.63%, 02/15/26(b)		166	170,773
Indigo Natural Resources LLC,
6.88%, 02/15/26(b)		159	142,703

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	USD	500	$507,775
Kinder Morgan, Inc., 5.55%, 06/01/45		500	578,564
Magnolia Oil & Gas Operating LLC, 6.00%, 08/01/26(b)		9	9,180
Matador Resources Co., 5.88%, 09/15/26		292	294,920
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22		300	323,156
MEG Energy Corp.(b):
6.38%, 01/30/23		61	58,103
6.50%, 01/15/25		437	439,185
Mongolian Mining Corp., 9.25%, 04/15/24		850	844,687
MPLX LP, 5.50%, 02/15/49		375	425,915
Murphy Oil Corp.:
5.75%, 08/15/25		104	107,786
7.05%, 05/01/29		6	6,525
5.63%, 12/01/42		95	85,025
Neerg Energy Ltd., 6.00%, 02/13/22		1,200	1,206,468
Neptune Energy Bondco plc, 6.63%, 05/15/25(b)		400	406,000
NGPL PipeCo LLC(b):
4.88%, 08/15/27		494	523,022
7.77%, 12/15/37		224	284,480
Northern Oil and Gas, Inc., 8.50%, (8.50% Cash or 1.00% PIK), 05/15/23(j)		148	152,365
NuStar Logistics LP, 6.00%, 06/01/26		98	101,430
Oasis Petroleum, Inc.:
6.88%, 03/15/22		73	72,817
6.25%, 05/01/26(b)		11	10,643
Parkland Fuel Corp., 5.88%, 07/15/27(b)		123	124,962
Parsley Energy LLC(b):
6.25%, 06/01/24		41	42,640
5.38%, 01/15/25		406	416,150
5.25%, 08/15/25		43	43,645
5.63%, 10/15/27		64	66,880
PBF Holding Co. LLC, 7.25%, 06/15/25		176	184,360
PDC Energy, Inc.:
1.13%, 09/15/21(h)		357	334,352
6.13%, 09/15/24		8	8,000
5.75%, 05/15/26		66	64,845
QEP Resources, Inc.:
6.88%, 03/01/21		66	67,815
5.38%, 10/01/22		151	146,847
5.25%, 05/01/23		74	71,225
5.63%, 03/01/26		115	108,100
Range Resources Corp., 5.00%, 08/15/22		44	41,745
Reliance Industries Ltd., 4.13%, 01/28/25		750	781,641
ReNew Power Synthetic, 6.67%, 03/12/24		1,000	1,020,685
Repsol International Finance BV(a):
(EUR Swap Annual 6 Year + 3.56%), 3.88%(l)	EUR	200	239,359
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		332	428,832
Santos Finance Ltd.:
4.13%, 09/14/27	USD	781	769,991
5.25%, 03/13/29		500	522,329
Seven Generations Energy Ltd., 5.38%, 09/30/25(b)		63	60,638
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23		900	912,656
SM Energy Co.:
6.13%, 11/15/22		76	75,430
5.00%, 01/15/24		94	86,245
5.63%, 06/01/25		118	107,380
6.75%, 09/15/26		10	9,375
Southwestern Energy Co.:
6.20%, 01/23/25		56	51,100

14

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
7.75%, 10/01/27	USD	90	$86,175
Sunoco LP:
4.88%, 01/15/23		122	124,593
5.50%, 02/15/26		49	51,021
6.00%, 04/15/27(b)		17	17,850
5.88%, 03/15/28		36	37,305
Tallgrass Energy Partners LP(b):
4.75%, 10/01/23		7	7,096
5.50%, 09/15/24		173	178,623
5.50%, 01/15/28		860	869,675
Targa Resources Partners LP:
4.25%, 11/15/23		57	57,000
5.13%, 02/01/25		98	101,185
5.88%, 04/15/26		122	129,320
5.38%, 02/01/27		114	117,990
6.50%, 07/15/27(b)		141	153,866
5.00%, 01/15/28		192	192,480
6.88%, 01/15/29(b)		725	803,800
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26		1,100	1,117,600
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		295	294,631
6.63%, 06/15/25(e)		7	7,350
5.00%, 01/31/28		302	303,133
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(b)		350	393,225
UGI International LLC, 3.25%, 11/01/25	EUR	168	202,972
Whiting Petroleum Corp., 6.63%, 01/15/26	USD	33	31,824
WPX Energy, Inc.:
8.25%, 08/01/23		185	210,900
5.75%, 06/01/26		61	63,364
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		385	384,080

			35,336,169

Paper & Forest Products — 0.2%
Fibria Overseas Finance Ltd., 4.00%, 01/14/25		450	453,234
Mercer International, Inc.:
6.50%, 02/01/24		48	49,680
5.50%, 01/15/26		201	199,995
Norbord, Inc.(b):
5.38%, 12/01/20		20	20,810
6.25%, 04/15/23		98	103,512
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	200	233,497
Suzano Austria GmbH, 7.00%, 03/16/47(b)	USD	265	301,438

			1,362,166

Personal Products — 0.2%
Avon International Capital plc, 6.50%, 08/15/22(b)		64	64,480
Coty, Inc., 6.50%, 04/15/26(b)		130	126,587
Top Glove Labuan Ltd., 2.00%, 03/01/24(h)		1,000	1,005,653
Unilever NV:
1.13%, 02/12/27	EUR	175	212,371
1.63%, 02/12/33		125	157,039

			1,566,130

Pharmaceuticals — 1.2%
Allergan, Inc., 2.80%, 03/15/23	USD	1,012	1,009,215
Bausch Health Americas, Inc.(b):
9.25%, 04/01/26		184	205,859
8.50%, 01/31/27		548	602,537
Bausch Health Cos., Inc.:
5.50%, 03/01/23(b)		88	88,704
4.50%, 05/15/23	EUR	500	575,884
5.88%, 05/15/23(b)	USD	213	215,475
7.00%, 03/15/24(b)		209	222,083

Security		Par (000)	Value

Pharmaceuticals (continued)
6.13%, 04/15/25(b)	USD	151	$154,204
5.50%, 11/01/25(b)		983	1,024,778
9.00%, 12/15/25(b)		404	451,389
5.75%, 08/15/27(b)		175	183,922
7.00%, 01/15/28(b)		202	209,323
7.25%, 05/30/29(b)		425	442,000
Catalent Pharma Solutions, Inc.(b):
4.88%, 01/15/26		203	205,791
5.00%, 07/15/27		151	153,643
Diocle Spa, (EURIBOR 3 Month + 3.88%),
3.88%, 06/30/26(a)	EUR	146	167,760
Elanco Animal Health, Inc., 4.90%, 08/28/28(b)	USD	99	110,564
Luye Pharma Group Ltd., 1.50%, 07/09/24(h)		1,700	1,700,000
Mallinckrodt International Finance SA, 5.75%, 08/01/22(b)		58	49,880
Nidda BondCo GmbH:
5.00%, 09/30/25	EUR	200	222,783
7.25%, 09/30/25		263	313,501
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)	USD	688	675,960
Rossini SARL, 6.75%, 10/30/25	EUR	712	879,299
Sanofi SA, Series 12FX, 1.38%, 03/21/30		200	246,861
Takeda Pharmaceutical Co. Ltd.:
2.25%, 11/21/26		125	157,350
5.00%, 11/26/28(b)	USD	1,000	1,133,338
3.00%, 11/21/30	EUR	175	229,840

			11,631,943

Professional Services — 0.2%
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26(b)	USD	648	684,450
Intertrust Group BV, 3.38%, 11/15/25	EUR	339	408,451
Jaguar Holding Co. II, 6.38%, 08/01/23(b)	USD	1,042	1,078,470

			2,171,371

Real Estate Management & Development — 6.5%
ADLER Real Estate AG:
1.88%, 04/27/23	EUR	200	229,945
2.13%, 02/06/24		325	376,380
3.00%, 04/27/26		400	471,871
Agile Group Holdings Ltd.(a)(l):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.46%), 10.22%	USD	1,757	1,764,138
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%		200	196,187
Alam Synergy Pte. Ltd.:
11.50%, 04/22/21		280	301,263
6.63%, 04/24/22		430	420,325
ATF Netherlands BV, (EUR Swap Annual 5 Year + 4.38%), 3.75%(a)(l)	EUR	100	118,551
Central China Real Estate Ltd.:
7.33%, 01/27/20	USD	390	392,925
6.88%, 10/23/20		850	861,688
7.25%, 04/24/23		800	790,000
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21		775	804,062
8.60%, 04/08/24		207	209,329
China Aoyuan Group Ltd.:
7.50%, 05/10/21		1,000	1,030,000
7.95%, 09/07/21		1,000	1,044,426
7.95%, 02/19/23		505	526,180
China Evergrande Group:
7.00%, 03/23/20		1,000	1,005,312
8.25%, 03/23/22		1,000	966,250
9.50%, 04/11/22		1,695	1,678,050

15

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
4.25%, 02/14/23(h)	HKD	10,000	$1,199,723
10.00%, 04/11/23	USD	900	874,989
China SCE Group Holdings Ltd.:
8.75%, 01/15/21		900	942,750
7.45%, 04/17/21		300	306,968
5.88%, 03/10/22		800	784,000
7.38%, 04/09/24		200	196,188
CIFI Holdings Group Co. Ltd.:
5.50%, 01/23/22		2,100	2,079,885
6.55%, 03/28/24		700	686,794
Consus Real Estate AG, 9.63%, 05/15/24	EUR	100	111,152
Country Garden Holdings Co. Ltd., 6.50%, 04/08/24	USD	900	927,844
Easy Tactic Ltd.:
9.13%, 07/28/22		545	577,700
8.63%, 02/27/24		1,400	1,426,250
Emaar Sukuk Ltd., 3.64%, 09/15/26		300	293,812
Fantasia Holdings Group Co. Ltd.: 8.38%, 03/08/21		200	191,000
11.75%, 04/17/22		500	490,000
7.95%, 07/05/22		750	670,781
Five Point Operating Co. LP, 7.88%, 11/15/25(b)		120	120,602
Future Land Development Holdings Ltd., 7.50%, 01/22/21		1,000	1,027,500
Global Prime Capital Pte. Ltd., 7.25%, 04/26/21		200	207,230
Golden Wheel Tiandi Holdings Co. Ltd., 7.00%, 01/18/21		200	188,770
Greenland Global Investment Ltd.:
(LIBOR USD 3 Month + 4.85%), 7.18%, 09/26/21(a)		1,000	1,015,750
Greenland Hong Kong Holdings Ltd., 9.88%, 06/17/20		800	831,750
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		44	44,880
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		350	361,620
JGC Ventures Pte. Ltd., 10.75%, 08/30/21		200	215,100
Jingrui Holdings Ltd., 9.45%, 04/23/21		200	190,850
Jinke Properties Group Co. Ltd., 8.38%, 06/20/21		800	796,000
Kaisa Group Holdings Ltd.:
11.75%, 02/26/21		760	802,275
11.50%, 01/30/23		1,356	1,366,170
KWG Group Holdings Ltd., 7.88%, 09/01/23	.	500	505,000
Leading Affluence Ltd., 4.50%, 01/24/23		400	408,505
Logan Property Holdings Co. Ltd., 7.50%, 08/25/22		590	610,650
MAF Global Securities Ltd., 4.75%, 05/07/24		660	688,256
Modern Land China Co. Ltd., 12.85%, 10/25/21		800	792,000
New Metro Global Ltd.:
6.50%, 04/23/21		700	707,000
7.13%, 05/23/21		700	714,000
7.50%, 03/20/22		800	824,000
5.00%, 08/08/22		800	778,250
Newmark Group, Inc., 6.13%, 11/15/23		58	61,371
No Va Land Investment Group Corp., 5.50%, 04/27/23(h)		1,600	1,490,000
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20		1,751	1,742,998
6.95%, 04/17/21		1,500	1,500,000
Redco Group, 13.50%, 01/21/20		410	422,300
Redsun Properties Group Ltd., 9.95%, 04/11/22		600	584,019
Residomo SRO, 3.38%, 10/15/24	EUR	243	286,837
Ronshine China Holdings Ltd.:
11.25%, 08/22/21	USD	460	491,625
8.75%, 10/25/22		615	607,379

Security		Par (000)	Value

Real Estate Management & Development (continued)
Scenery Journey Ltd.:
11.00%, 11/06/20	USD	1,800	$1,872,000
13.00%, 11/06/22		1,000	1,066,750
13.75%, 11/06/23		800	855,400
Singha Estate PCL, 2.00%, 07/20/22(h)		800	792,750
Summit Properties Ltd., 2.00%, 01/31/25	EUR	100	108,997
Sunac China Holdings Ltd.:
7.35%, 07/19/21	USD	1,600	1,635,441
7.25%, 06/14/22		690	690,863
Times China Holdings Ltd.:
7.63%, 02/21/22		1,400	1,442,000
5.75%, 04/26/22		800	784,000
Unique Pub Finance Co. plc (The), Series N, 6.46%, 03/30/32	GBP	200	257,406
Vonovia Finance BV:
0.88%, 07/03/23	EUR	100	116,663
1.50%, 01/14/28		200	239,952
Yango Justice International Ltd., 10.25%, 03/18/22	USD	275	270,875
Yuzhou Properties Co. Ltd.:
7.90%, 05/11/21		2,300	2,379,062
8.63%, 01/23/22		600	627,000
6.00%, 01/25/22		800	788,750
Zhenro Properties Group Ltd.:
10.50%, 06/28/20		490	506,385
12.50%, 01/02/21		1,200	1,279,875
9.80%, 08/20/21		340	353,281
9.15%, 03/08/22		200	202,500

			61,599,355

Road & Rail — 0.4%
Algeco Global Finance plc, 8.00%, 02/15/23(b)		200	202,250
Avis Budget Car Rental LLC, 5.75%, 07/15/27(b)		186	187,395
Avis Budget Finance plc, 4.75%, 01/30/26	EUR	442	528,783
CAR, Inc., 8.88%, 05/10/22	USD	700	698,250
EC Finance plc, 2.38%, 11/15/22	EUR	125	144,803
Europcar Mobility Drive DAC, 4.00%, 04/30/26		243	282,422
Herc Rentals, Inc.(b):
7.50%, 06/01/22	USD	182	189,007
7.75%, 06/01/24		106	112,275
Hertz Corp. (The), 7.63%, 06/01/22(b)		293	304,354
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	300	360,297
Loxam SAS, 3.50%, 05/03/23		200	231,741
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28	USD	300	305,512
Uber Technologies, Inc.(b):
7.50%, 11/01/23		173	183,380
8.00%, 11/01/26		35	37,279

			3,767,748

Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		29	32,770
Entegris, Inc., 4.63%, 02/10/26(b)		104	104,780
Global A&T Electronics Ltd., 8.50%, 01/12/23		900	838,969
Lam Research Corp.:
3.75%, 03/15/26		320	336,698
4.88%, 03/15/49		245	269,814
NXP BV, 5.35%, 03/01/26(b)		2,500	2,768,525
Qorvo, Inc., 5.50%, 07/15/26		285	301,615
QUALCOMM, Inc., 4.30%, 05/20/47		195	204,136
Versum Materials, Inc., 5.50%, 09/30/24(b)		44	47,135

			4,904,442

16

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software — 0.9%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)	USD	451	$470,303
CDK Global, Inc.:
4.88%, 06/01/27		430	444,723
5.25%, 05/15/29(b)		122	126,423
Change Healthcare Holdings LLC,
5.75%, 03/01/25(b)		376	381,640
Genesys Telecommunications Laboratories,
Inc., 10.00%, 11/30/24(b)		749	813,601
Infor US, Inc., 6.50%, 05/15/22		1,346	1,369,690
Informatica LLC, 7.13%, 07/15/23(b)		547	556,665
Nuance Communications, Inc.:
6.00%, 07/01/24		5	5,175
5.63%, 12/15/26		387	403,564
PTC, Inc., 6.00%, 05/15/24		108	113,130
RP Crown Parent LLC, 7.38%, 10/15/24(b)		474	494,145
SAP SE, 1.25%, 03/10/28	EUR	200	243,780
Solera LLC, 10.50%, 03/01/24(b)	USD	1,197	1,294,256
Sophia LP, 9.00%, 09/30/23(b)		135	139,219
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		1,021	1,059,287
Symantec Corp., 5.00%, 04/15/25(b)		188	192,729
TIBCO Software, Inc., 11.38%, 12/01/21(b)		245	260,312

			8,368,642

Specialty Retail — 0.3%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		86	89,010
Baoxin Auto Finance I Ltd., 7.90%, 02/09/20		200	197,500
Carvana Co., 8.88%, 10/01/23(b)		19	19,195
eG Global Finance plc:
3.63%, 02/07/24	EUR	175	198,396
4.38%, 02/07/25		289	327,143
6.75%, 02/07/25(b)	USD	200	198,440
Group 1 Automotive, Inc.:
5.00%, 06/01/22		12	12,150
5.25%, 12/15/23(b)		11	11,261
L Brands, Inc.:
6.88%, 11/01/35		165	146,744
6.75%, 07/01/36		8	6,880
Penske Automotive Group, Inc., 5.50%, 05/15/26		58	60,465
PetSmart, Inc., 5.88%, 06/01/25(b)		406	393,820
SRS Distribution, Inc., 8.25%, 07/01/26(b)		57	55,433
Staples, Inc.(b):
7.50%, 04/15/26		820	815,170
10.75%, 04/15/27		78	77,610
Tendam Brands SAU, 5.00%, 09/15/24	EUR	230	267,179

			2,876,396

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 3.75%, 11/13/47	USD	750	787,965
Dell International LLC, 7.13%, 06/15/24(b)		499	526,808
Nuoxi Capital Ltd., 7.45%, 10/16/22		200	195,500
Western Digital Corp., 4.75%, 02/15/26		335	328,652
Xerox Corp.:
4.80%, 03/01/35		211	182,779
6.75%, 12/15/39		16	15,938

			2,037,642

Textiles, Apparel & Luxury Goods — 0.2%
Delta Merlin Dunia Tekstil PT, 8.63%, 03/12/24		1,000	1,031,490
European TopSoho SARL, 4.00%, 09/21/21(h)	EUR	100	112,061
Prime Bloom Holdings Ltd.:
7.50%, 12/19/19	USD	500	472,125
6.95%, 07/05/22		355	276,900
William Carter Co. (The), 5.63%, 03/15/27(b)		146	152,935

			2,045,511

Security		Par (000)	Value

Thrifts & Mortgage Finance — 0.1%
Jerrold Finco plc, 6.25%, 09/15/21	GBP	200	$258,752
Ladder Capital Finance Holdings LLLP(b):
5.25%, 03/15/22	USD	7	7,140
5.25%, 10/01/25		304	304,760
Nationstar Mortgage Holdings, Inc.(b):
8.13%, 07/15/23		425	433,500
9.13%, 07/15/26		68	69,020

			1,073,172

Tobacco — 0.1%
Altria Group, Inc.:
3.80%, 02/14/24		245	255,393
4.40%, 02/14/26		120	128,406
5.95%, 02/14/49		485	553,577
BAT Capital Corp., (EURIBOR 3 Month + 0.50%), 0.19%, 08/16/21(a)	EUR	100	113,567

			1,050,943

Trading Companies & Distributors — 0.3%
Air Lease Corp., 3.88%, 07/03/23	USD	125	130,282
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)		6	5,940
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(b)		38	35,245
Fortress Transportation & Infrastructure
Investors LLC(b):
6.75%, 03/15/22		19	19,736
6.50%, 10/01/25		67	69,010
HD Supply, Inc., 5.38%, 10/15/26(b)		1,335	1,408,425
Herc Holdings, Inc., 5.50%, 07/15/27(b)		329	331,056
United Rentals North America, Inc.:
4.63%, 07/15/23		38	38,789
5.50%, 07/15/25		90	93,712
4.63%, 10/15/25		365	370,931
5.88%, 09/15/26		229	243,885
6.50%, 12/15/26		7	7,577
5.50%, 05/15/27		55	57,888
5.25%, 01/15/30		247	253,793

			3,066,269

Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29(b)		200	202,855
DP World Crescent Ltd., 3.91%, 05/31/23		700	716,625
Royal Capital BV, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%(a)(l)		219	217,084
Societa Iniziative Autostradali e Servizi SpA, 1.63%, 02/08/28	EUR	100	110,817

			1,247,381

Wireless Telecommunication Services — 1.1%
Digicel Group Two Ltd., 8.25%, 09/30/22(b)	USD	211	45,167
Digicel International Finance Ltd., 8.75%, 05/25/24(b)		200	189,000
Gogo Intermediate Holdings LLC, 9.88%, 05/01/24(b)		167	171,801
Hughes Satellite Systems Corp., 5.25%, 08/01/26		95	97,612
Matterhorn Telecom SA:
3.88%, 05/01/22	EUR	350	401,965
4.00%, 11/15/27		100	113,025
Oztel Holdings SPC Ltd., 6.63%, 04/24/28	USD	731	718,207
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	675	832,611
4.75%, 07/30/25		185	236,659
5.00%, 04/15/28		200	257,739
Sprint Communications, Inc., 7.00%, 03/01/20(b)	USD	520	533,000

17

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Sprint Corp.:
7.88%, 09/15/23	USD	578	$627,853
7.13%, 06/15/24		1,118	1,185,415
7.63%, 02/15/25		74	78,810
7.63%, 03/01/26		570	607,620
Telefonica Europe BV(a)(l):
(GBP Swap 5 Year + 4.46%), 6.75%	GBP	200	269,382
(EUR Swap Annual 5 Year + 3.86%), 3.75%	EUR	100	120,109
(EUR Swap Annual 5 Year + 2.33%), 2.63%		100	114,989
(EUR Swap Annual 10 Year + 4.30%), 5.88%		400	527,614
(EUR Swap Annual 6 Year + 4.11%), 4.38%		400	493,229
T-Mobile USA, Inc.:
4.00%, 04/15/22	USD	162	165,645
6.38%, 03/01/25		105	109,042
5.13%, 04/15/25		70	72,855
6.50%, 01/15/26		281	303,778
4.50%, 02/01/26		305	312,244
4.75%, 02/01/28		339	348,780
Vodafone Group plc:
4.38%, 05/30/28		350	378,346
2.50%, 05/24/39	EUR	100	120,288
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/03/78(a)		100	120,074
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 01/03/79(a)		200	233,719
Wind Tre SpA:
(EURIBOR 3 Month + 2.75%), 2.75%, 01/20/24(a)		100	112,144
3.13%, 01/20/25		373	422,908
5.00%, 01/20/26(b)	USD	200	193,600
Xplornet Communications, Inc., 9.63%, (9.63% Cash or 10.63% PIK), 06/01/22(b)(j)		94	96,016

			10,611,246

Total Corporate Bonds — 48.7% (Cost: $452,006,015)			463,537,619

Floating Rate Loan Interests — 21.7%(k)

Aerospace & Defense — 0.4%
Atlantic Aviation FBO, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 6.16%, 11/30/25(d)		271	272,331
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.56%, 11/28/21		494	482,688
Standard Aero Holding, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.33%, 12/30/24		490	491,924
Standard Aero, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.33%, 01/23/26		912	914,977
Transdigm, Inc., Term Loan F, 06/09/23(m)		1,944	1,907,188

			4,069,108

Air Freight & Logistics — 0.1%
Avolon Borrower 1 LLC, 1st Lien Term Loan B3, 01/15/25(m)		678	677,001

Airlines — 0.1%
American Airlines, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.00%), 4.41%, 10/10/21		268	267,099
American Airlines, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.39%, 12/14/23		175	172,492

Security		Par (000)	Value

Airlines (continued)
American Airlines, Inc., Term Loan B23, (LIBOR USD 1 Month + 2.00%), 4.40%, 04/28/23	USD	140	$138,302

			577,893

Auto Components — 0.2%
Adient US LLC, Term Loan B, (LIBOR USD 6 Month + 4.25%), 0.00%, 04/25/24		163	158,620
Caliber Collision Centers, Inc., Term Loan, 02/05/26(m)		561	561,000
Panther BF Aggregator 2 LP, Term Loan B, 03/18/26(m)		1,026	1,017,669

			1,737,289

Building Products — 0.2%
CPG International, Inc., Term Loan, (LIBOR USD 6 Month + 3.75%), 5.93%, 05/05/24		429	421,514
Jeld-Wen, Inc., Term Loan, 12/14/24(m)		446	443,066
Wilsonart LLC, 1st Lien Term Loan B, 12/19/23(m)		694	677,034

			1,541,614

Capital Markets — 0.4%
Deerfield Holdings Corp., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.65%, 02/13/25		497	481,023
Fortress Investment Group LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.40%, 12/27/22		373	371,786
Greenhill & Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.66%, 04/12/24		264	262,350
Jefferies Finance LLC, Term Loan, 06/03/26(m)		457	455,629
RPI Finance Trust, Term Loan B, 03/27/23(m)		895	895,782
Travelport Finance (Luxembourg) SA, 1st Lien Term Loan, (LIBOR USD 6 Month + 5.00%), 7.54%, 03/18/26		1,110	1,041,835

			3,508,405

Chemicals — 0.9%
Alpha 3 BV, Term Loan, 01/31/24(m)		1,384	1,351,644
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.25%), 7.65%, 08/12/22		331	330,579
Axalta Dupont PC, Term Loan, 06/01/24(m)		960	948,157
Chemours Co. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 4.16%, 04/03/25		586	567,975
Ennis-Flint Road Infrastructure Investment, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.90%, 06/13/23		81	72,125
Greenrock Finance, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 0.00%, 06/28/24		138	137,754
Hexion, Inc., 1st Lien Term Loan, (LIBOR USD 6 Month + 2.75%), 5.35%, 10/12/20		176	175,891
Invictus Co., Term Loan B, 03/28/25(m)		613	606,537
Invictus Co., Term Loan B26, (LIBOR USD 3 Month + 6.75%), 9.27%, 03/30/26		75	73,750
IPS Acquisition LLC, Term Loan B, 11/07/24(m)		253	251,715
Messer Industries LLC, Term Loan, 03/01/26(m)		1,262	1,243,865
Momentive Performance Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.59%, 05/15/24		197	195,030
OXEA Holding Vier GmbH, Term Loan, 10/14/24(m)		859	856,318
PQ Corp., Term Loan, (LIBOR USD 3 Month + 2.50%), 5.08%, 02/08/25		985	979,965
Starfruit Finco BV, Term Loan, 10/01/25(m)		391	384,498

18

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Vectra Co., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.65%, 02/23/25	USD	139	$133,304

			8,309,107

Commercial Services & Supplies — 1.2%
Access CIG LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.19%, 02/27/25		95	94,495
Advanced Disposal Services, Inc., Term Loan, 11/10/23(m)		897	895,897
Allied Universal Holdco LLC Cov Lite, Term Loan B, 07/15/26(d)(m)		1,693	1,684,088
Allied Universal Holdco LLC, 1st Lien Term Loan, 07/28/22(m)		398	397,877
Allied Universal Holdco LLC, Delayed Draw Term Loan, 07/15/26(d)(m)		168	166,741
Allied Universal Holdco LLC, Term Loan:
(LIBOR USD 1 Month + 3.75%), 6.15%, 07/28/22		314	312,997
(LIBOR USD 1 Month + 8.50%), 10.90%, 07/28/23		88	88,146
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.58% - 6.84%, 06/21/24		906	875,036
Camelot US Acquisition 1 Co., Term Loan B,
(LIBOR USD 1 Month + 3.25%), 5.65%, 10/03/23		837	838,336
Capri Acquisitions Bidco Ltd., Term Loan, 11/01/24(m)		792	775,055
Cast & Crew Payroll LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.00%), 6.41%, 01/16/26		429	430,319
Diamond (BC) BV, Term Loan, 09/06/24(m)		21	18,623
EnergySolutions LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 6.08%, 05/30/25(d)		82	78,472
GFL Environmental, Inc., Term Loan B, 05/30/25(m)		1,027	1,009,429
Harland Clarke Holdings Corp., Term Loan B, (LIBOR USD 3 Month + 4.75%), 7.08%, 11/03/23		124	106,751
Information Resources, Term Loan, (LIBOR USD 3 Month + 4.50%), 7.02%, 11/07/25		121	120,935
Inmar, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 4.00%), 6.33%, 05/01/24		128	120,503
KAR Auction Services, Inc., Term Loan B5, (LIBOR USD 3 Month + 2.50%), 4.88%, 03/09/23		109	108,990
Prime Security Services Borrower LLC, 1st Lien Term Loan, 05/02/22(m)		1,246	1,236,477
Safe Fleet Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.42%, 02/01/25		138	134,112
ServiceMaster Co. LLC (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.90%, 11/08/23		71	70,505
Tempo Acquisition LLC, Term Loan, 05/01/24(m)		1,017	1,012,051
West Corp., Term Loan:
(LIBOR USD 3 Month + 3.50%), 6.02%, 10/10/24		25	22,708
(LIBOR USD 3 Month + 4.00%), 6.52%, 10/10/24		911	848,830

			11,447,373

Security		Par (000)	Value

Communications Equipment — 0.1%
Avaya, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.65%, 12/15/24	USD	449	$429,254
Ciena Corp., Term Loan B1, (LIBOR USD 1 Month + 2.00%), 4.38%, 09/26/25		379	378,534

			807,788

Construction & Engineering — 0.0%
Ply Gem, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.35%, 04/01/25		139	134,779
SRS Distribution, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.65%, 05/23/25		382	366,253

			501,032

Construction Materials — 0.3%
ABC Supply Co., Inc., Term Loan B, 10/31/23(m)		1,142	1,124,440
Foundation Building Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.40%, 08/13/25(d)		248	246,274
HD Supply Waterworks Ltd., Term Loan, 08/01/24(m)		1,177	1,172,818
Plaskolite, Inc., 1st Lien Term Loan, 12/15/25(m)		339	336,104
Tamko Building Products, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.58% - 5.65%, 05/03/26(d)		145	144,456

			3,024,092

Containers & Packaging — 0.8%
Berry Global, Inc., Term Loan Q, (LIBOR USD 1 Month + 2.00%), 4.41%, 10/01/22		1,308	1,297,546
Berry Plastics, Term Loan U, 05/17/26(m)		980	972,758
BWAY Holding Co., Term Loan, 04/03/24(m)		894	862,673
Charter NEX US, Inc., 1st Lien Term Loan(m):
05/16/24		708	694,331
05/16/24		432	430,056
Flex Acquisition Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.44%, 12/29/23		702	666,000
Flex Acquisition Co., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.69%, 06/30/25		301	285,554
Reynolds Group Holdings, Inc., 1st Lien Term Loan, 02/05/23(m)		2,268	2,249,340

			7,458,258

Diversified Consumer Services — 0.6%
AlixPartners LLP, 1st Lien Term Loan, 04/04/24(m)		1,372	1,367,347
Bright Horizons Family Solutions LLC, 1st Lien Term Loan B, 11/07/23(m)		677	676,606
BrightView Landscapes LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.94%, 08/08/25		488	486,519
Equian Buyer Corp., Term Loan B, 05/20/24(m)		494	493,183
Research Now, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 8.08%, 12/07/24		227	225,901
SIRVA Worldwide, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 7.83% - 8.08%, 08/04/25		247	239,316
Spin Holdco, Inc., 1st Lien Term Loan B, 11/14/22(m)		1,196	1,170,586
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.15%, 05/06/24		238	219,361
Trugreen Ltd. Partnership, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.75%), 6.16%, 03/13/26		516	516,344
Weight Watchers International, Inc., Term Loan B, 11/29/24(m)		384	376,550

			5,771,713

19

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services — 0.5%
CLEAResult Consulting, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.91%, 08/15/25(d)	USD	135	$133,630
Genuine Financial Holdings LLC, Term Loan, 07/12/25(m)		533	525,031
LTI Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.90%, 09/06/25		205	193,192
SMG US Midco 2, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.40%, 01/23/25		323	320,864
SSH Group Holdings, Inc., Term Loan, 07/30/25(m)		385	382,621
Tank Holdings Corp., Term Loan, 12/30/24(m)		341	340,679
VICI Properties 1 LLC, Term Loan B, 12/20/24(m)		1,690	1,668,985
WP CPP Holdings, Term Loan B, (LIBOR USD 3 Month + 3.75%), 0.00%, 03/16/25		82	82,172
Ziggo Secured Finance Partnership, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.89%, 04/15/25		691	676,838

			4,324,012

Diversified Telecommunication Services — 0.6%
Altice Financing SA, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.14%, 01/31/26		328	310,370
Altice Financing SA, Term Loan B, 07/15/25(m)		284	268,462
Altice France SA, Term Loan, 08/14/26(m)		900	879,930
CenturyLink, Inc., Term Loan:
(LIBOR USD 1 Month + 2.75%), 5.15%, 11/01/22		319	317,810
01/31/25(m)		733	715,331
Consolidated Communications, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.41%, 10/05/23		25	24,037
Level 3 Financing, Inc., Term Loan, 02/22/24(m)		939	930,917
MTN Infrastructure TopCo, Inc., Term Loan, 11/15/24(m)		755	749,592
Numericable US LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 6.08%, 01/31/26		306	296,379
Telesat Canada, Term Loan, 11/17/23(m)		272	268,737
Zayo Group LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.40%, 01/19/21		655	654,655

			5,416,220

Electric Utilities — 0.1%
Calpine Construction Finance Co. LP, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.90%, 01/15/25		106	105,482
EIF Channelview Cogeneration LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.66%, 05/03/25		59	59,260
Granite Acquisition, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 6.09%, 12/17/21		426	425,354
Granite Acquisition, Inc., 1st Lien Term Loan C, (LIBOR USD 3 Month + 3.50%), 0.00% - 5.83%, 12/17/21		66	65,666
Vistra Operations Co. LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.40%, 08/04/23		308	307,010
Vistra Operations Co. LLC, Term Loan B3, (LIBOR USD 1 Month + 2.00%), 4.39%, 12/31/25		380	379,286

			1,342,058

Security		Par (000)	Value

Electrical Equipment — 0.2%
Dell International LLC, Term Loan, 09/07/23(m)	USD	1,084	$1,078,034
Dell International LLC, Term Loan A2, (LIBOR USD 1 Month + 1.75%), 4.16%, 09/07/21		39	38,723
GrafTech International Ltd., 1st Lien Term Loan B, 02/12/25(m)		698	683,931

			1,800,688

Electronic Equipment, Instruments & Components — 0.0%
Zebra Technologies Corp., Term Loan B18, (LIBOR USD 1 Month + 1.75%), 4.18%, 10/27/21		140	140,078

Energy Equipment & Services — 0.1%
McDermott International, Inc., Term Loan, 05/12/25(m)		511	502,500
Weatherford International Ltd., Term Loan, (LIBOR USD 1 Month + 2.30%), 3.86%, 07/13/20		128	127,448

			629,948

Entertainment — 0.4%
Creative Artists Agency LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.40%, 02/15/24		876	872,189
Kingpin Intermediate Holdings LLC, 1st Lien Term Loan B, 07/03/24(m)		589	588,248
Live Nation Entertainment, Inc., 1st Lien Term Loan B3, (LIBOR USD 1 Month + 1.75%), 4.19%, 10/31/23		134	133,133
PCI Gaming Authority, 1st Lien Term Loan, 05/15/26(m)		680	680,374
Renaissance Learning, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.73%, 05/24/25		144	139,100
William Morris Endeavor Entertainment LLC, Term Loan B, 05/18/25(m)		1,071	1,031,428

			3,444,472

Equity Real Estate Investment Trusts (REITs) — 0.3%
Capital Automotive LP, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.91%, 03/25/24		131	129,628
DTZ US Borrower LLC, Term Loan, 12/31/22(m)		1,014	1,009,748
GEO Group Refinancing, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.41%, 03/22/24		408	389,890
Iron Mountain, Inc., 1st Lien Term Loan B, 01/02/26(m)		721	699,373
RHP Hotel Properties LP, 1st Lien Term Loan B, 05/11/24(m)		456	455,768

			2,684,407

Food & Staples Retailing — 0.3%
Albertson’s LLC, Term Loan B7, 11/17/25(m)		609	605,244
BCPE Empire Holdings, Term Loan B, (LIBOR USD 1 Month + 4.00%), 6.40%, 12/31/26		272	270,319
H-Food Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 6.09%, 05/23/25		116	113,188
H-Food Incremental, Term Loan, 05/23/25(m)		568	560,680
US Foods, Inc., Term Loan B, 06/27/23(m)		975	967,334

			2,516,765

Food Products — 0.5%
8th Avenue Food & Provisions, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.17%, 10/01/25		149	149,110
ARAMARK Services, Inc., 1st Lien Term Loan, 03/11/25(m)		680	677,548
Chobani LLC, Term Loan, 10/10/23(m)		709	696,081
Hostess Brands LLC, Term Loan, 08/03/22(m)		925	918,147

20

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
JBS USA LLC, Term Loan B, 05/01/26(m)	USD	792	$790,035
Nomad Foods Ltd., Term Loan, 05/15/24(m)		527	519,595
Post Holdings, Inc., Term Loan B, 05/24/24(m)		591	587,772
TMK Hawk Parent Corp., Term Loan, 08/28/24(m)		773	639,266

			4,977,554

Gas Utilities — 0.0%
Midcoast Operating LP, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.83%, 06/30/25		441	441,082

Health Care Equipment & Supplies — 0.2%
Immucor, Inc., 1st Lien Term Loan, 06/15/21(m)		1,031	1,026,767
Sterigenics-Nordion Holdings LLC, Term Loan, 05/15/22(m)		683	673,004
Universal Hospital Services, Inc., Delayed Draw Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.50%, 10/18/25(d)		162	161,393

			1,861,164

Health Care Providers & Services — 1.2%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.90%, 06/30/25		140	140,014
CHG Healthcare Services, Inc., Term Loan B, 06/07/23(m)		1,459	1,448,764
Concentra, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.50%), 8.96%, 07/25/23(d)		371	372,853
Concentra, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 5.21%, 06/01/22		485	484,103
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 6.15%, 05/31/25		154	152,032
Diplomat Pharmacy, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.91%, 12/20/24		221	202,465
Envision Healthcare Corp., Term Loan, 10/10/25(m)		777	684,788
Gentiva Health Services, Inc., Term Loan, (LIBOR USD 3 Month + 6.00%), 11.50%, 07/02/26		67	67,222
Gentiva Health Services, Inc., Term Loan U, 07/02/25(m)		741	740,597
HC Group Holdings III, Inc., 1st Lien Term Loan B, 04/07/22(d)(m)		571	568,859
HC Group Holdings III, Inc.,Term Loan B, (LIBOR USD 1 Month + 3.75%), 6.15%, 04/07/22		463	461,550
HCA, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.33%, 03/13/25		569	568,797
MPH Acquisition Holdings LLC, Term Loan, 06/07/23(m)		1,510	1,441,896
nThrive, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.90%, 10/20/22		844	796,269
Orchid Orthopedic Solutions LLC, Term Loan, (LIBOR USD 3 Month + 4.50%), 6.98%, 02/28/26(d)		133	133,332
Ortho-Clinical Diagnostics, Inc., Term Loan B, 06/30/25(m)		1,277	1,226,932
Radiology Partners, Inc., 1st Lien Term Loan B, 07/09/25(m)		295	293,978
ScribeAmerica Intermediate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.91%, 04/03/25		168	166,258
Sound Inpatient Physicians, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.15%, 06/27/25		136	135,390

Security		Par (000)	Value

Health Care Providers & Services (continued)
Sound Inpatient Physicians, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.15%, 06/26/26	USD	53	$52,779
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.15%, 02/06/24		430	379,975
Vizient, Inc., Term B5, (LIBOR USD 1 Month + 2.75%), 5.15%, 05/17/26		219	218,182
Wink Holdco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.40%, 12/02/24		429	418,784
WP CityMD Bidco LLC, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.83%, 06/07/24		138	137,569

			11,293,388

Health Care Technology — 0.4%
Athenahealth, Inc., Term Loan B, 02/05/26(m)		1,381	1,375,943
Change Healthcare Holdings LLC, Term Loan B, 03/01/24(m)		1,550	1,536,654
Goodrx, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.14%, 10/10/25		289	286,795
IQVIA, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.33%, 03/07/24		61	60,939
Press Ganey Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.15%, 10/23/23		525	524,825
Press Ganey Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 6.50%), 8.90%, 10/21/24		61	60,649

			3,845,805

Hotels, Restaurants & Leisure — 1.8%
1011778 BC ULC, Term Loan, 02/16/24(m)		1,815	1,799,486
Aristocrat Leisure Ltd., Term Loan B, (LIBOR USD 3 Month + 1.75%), 4.34%, 10/19/24		267	264,026
Boyd Gaming Corp., Term Loan B, 09/15/23(m)		1,032	1,025,430
Caesars Resort Collection LLC, Term Loan, 12/23/24(m)		1,700	1,670,228
CEC Entertainment, Inc., Term Loan B, 02/12/21(m)		477	472,979
CityCenter Holdings LLC, Term Loan B, 04/18/24(m)		1,380	1,373,814
Eldorado Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.69%, 04/17/24		140	139,343
Four Seasons Holdings, Inc., Term Loan F, (LIBOR USD 1 Month + 2.00%), 4.40%, 11/30/23		884	881,952
Golden Nugget, Inc., 1st Lien Term Loan, 10/04/23(m)		594	588,090
GVC Holdings plc, Term Loan B2, (LIBOR USD 1 Month + 2.25%), 4.65%, 03/15/24		137	136,704
Hilton Worldwide Finance LLC, Term Loan B2, 06/22/26(m)		967	967,171
IRB Holding Corp., Term Loan B, 02/05/25(m)		1,142	1,126,582
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.13%, 04/03/25		413	411,797
Lakeland Tours LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.40%, 12/16/24		241	240,658
MGM Growth Properties LLC, Term Loan B, 03/21/25(m)		1,244	1,235,264
Motorcity Casino Aka CCM Merger, Inc., 1st Lien Term Loan B, 08/06/21(m)		512	511,396
Playa Resorts Holding BV, 1st Lien Term Loan B, 04/29/24(m)		460	439,799
Scientific Games International, Inc., Term Loan B, 08/14/24(m)		922	907,521
Stars Group Holdings BV, Term Loan, 07/10/25(m)		1,575	1,574,337
Station Casinos LLC, Term Loan B, 06/08/23(m)		1,014	1,008,888

21

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.15%, 05/30/25	USD	447	$445,667
Wynn Resorts Ltd., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.69%, 10/22/24		159	157,170

			17,378,302

Household Durables — 0.0%
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.89% - 5.91%, 11/08/23		178	114,721
(LIBOR USD 1 Month + 8.00%), 10.39%, 11/08/24		17	7,535

			122,256

Household Products — 0.1%
Energizer Holdings, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.75%, 12/17/25		207	206,573
Mastronardi Produce Ltd., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.65%, 05/01/25		94	93,288
Prestige Brands, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.40%, 01/26/24		418	415,874
Varsity Brands, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.90%, 12/16/24		74	72,367

			788,102

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The), Term Loan, (LIBOR USD 3 Month + 1.75%), 4.27%, 05/31/22		241	240,159
Calpine Corp., 1st Lien Term Loan B5, (LIBOR USD 3 Month + 2.50%), 4.83%, 01/15/24		79	78,522
Calpine Corp., Term Loan B7, (LIBOR USD 3 Month + 2.50%), 4.83%, 05/31/23		129	128,760
Calpine Corp., Term Loan B9, 03/20/26(m)		1,127	1,124,712

			1,572,153

Industrial Conglomerates — 0.4%
Filtration Group Corp., Term Loan B, 03/29/25(m)		1,144	1,140,593
PSAV Holdings LLC, 1st Lien Term Loan, 02/21/25(m)		493	478,758
RBS Global, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.40%, 08/21/24		296	295,521
Sundyne US Purchaser, Inc., 1st Lien Term Loan B, 04/23/26(d)(m)		592	592,000
Vertiv Co., Term Loan B, 11/30/23(m)		954	906,294

			3,413,166

Insurance — 1.0%
Achilles Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.44%, 10/03/25		209	208,951
Alliant Holdings Intermediate LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.66%, 05/09/25		166	163,615
Alliant Holdings Intermediate LLC, Term Loan, 05/09/25(m)		1,225	1,187,961
AmWINS Group, Inc., Term Loan, 01/25/24(m)		1,070	1,061,829
AssuredPartners, Inc., Term Loan, 10/22/24(m)		822	812,513
Asurion LLC, 1st Lien Term Loan B6, (LIBOR USD 1 Month + 3.00%), 5.40%, 11/03/23		458	456,928
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 8.90%, 08/04/25		594	601,799
Asurion LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.40%, 11/03/24		273	272,163
Asurion LLC, Term Loan B4, 08/04/22(m)		1,154	1,150,882

Security		Par (000)	Value

Insurance (continued)
Geronimo Intermediate Parent, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.65%, 06/22/23	USD	212	$209,474
Hub International Ltd., Term Loan B, 04/25/25(m)		943	918,707
Sedgwick, 1st Lien Term Loan, 12/31/25(m)		1,934	1,904,994
USI, Inc., 1st Lien Term Loan B, 05/16/24(m)		927	903,107

			9,852,923

IT Services — 2.3%
Altran Technologies SA, Term Loan, (LIBOR USD 3 Month + 2.50%), 4.89%, 03/20/25		99	98,565
Applied Systems, Inc., Term Loan:
(LIBOR USD 3 Month + 3.00%), 5.33%, 09/19/24		782	774,268
(LIBOR USD 3 Month + 7.00%), 9.33%, 09/19/25		100	100,466
Boxer Parent Co., Inc., Term Loan B, 10/02/25(m)		826	780,547
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.15%, 04/28/25		134	134,502
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.16%, 04/29/24		370	364,838
Epicor Software Corp., 1st Lien Term Loan, 06/01/22(m)		792	786,290
Evertec, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.90%, 11/27/24		212	212,465
First Data Corp., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.40%, 07/08/22		1,065	1,063,725
Global Payments, Inc., Term Loan B:
(LIBOR USD 1 Month + 1.75%), 4.15%, 04/21/23		149	148,635
(LIBOR USD 1 Month + 1.75%), 4.15%, 10/17/25		816	814,113
GoDaddy, Inc., Term Loan B, 02/15/24(m)		673	672,450
Greeneden US Holdings I LLC, Term Loan B, 12/01/23(m)		570	562,492
IG Investments Holdings LLC, Term Loan, 05/23/25(m)		1,077	1,065,700
Mitchell International, Inc., 1st Lien Term Loan, 11/29/24(m)		1,218	1,160,684
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.65%, 12/01/25		197	189,636
Outfront Media Capital LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.42%, 03/18/24		55	55,202
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.83%, 08/01/25		168	138,810
Peak 10 Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.83%, 08/01/24		207	189,682
Rackspace Hosting, Inc., Term Loan, 11/03/23(m)		474	437,088
Sabre GLBL, Inc., Term Loan, 02/22/24(m)		900	897,281
Solera LLC, Term Loan B1, 03/03/23(m)		1,696	1,682,644
Sophia LP, 1st Lien Term Loan B, 09/30/22(m)		1,925	1,918,360
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.65%, 04/16/25		341	339,555
SS&C Technologies Holdings, Inc., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.65%, 07/08/22		346	345,749
SS&C Technologies, Inc., 1st Lien Term Loan B5, 04/16/25(m)		1,584	1,577,891

22

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value

IT Services (continued)
TKC Holdings, Inc., Term Loan, 02/01/23(m)	USD	—	(n)	$6
Trans Union LLC, Term Loan, 04/10/23(m)		1,664		1,660,636
Verscend Holding Corp., Term Loan B, 08/27/25(m)		1,485		1,484,227
Vertafore, Inc., Term Loan B, 07/02/25(m)		598		573,674
WEX, Inc., Term Loan, 05/15/26(m)		1,383		1,369,519
Worldpay LLC, Term Loan, (LIBOR USD 1 Month + 1.75%), 4.13% - 4.15%, 08/09/24		401		400,970

				22,000,670

Life Sciences Tools & Services — 0.1%
Albany Molecular Research, Inc., Term Loan:
08/30/24(m)		219		215,556
(LIBOR USD 1 Month + 7.00%), 9.40%, 08/30/25		60		59,850
Avantor, Inc., Term Loan, 11/21/24(m)		674		676,471

				951,877

Machinery — 0.4%
Doosan Infracore International, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.33%, 05/18/24		198		196,387
Gardner Denver, Inc., Term Loan B, 07/30/24(m)		628		628,525
Gates Global LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.15%, 04/01/24		1,471		1,460,830
Pike Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.91%, 03/12/25		133		132,780
Terex Corp., Term Loan, (LIBOR USD 3 Month + 2.75%), 5.10%, 01/31/24		71		70,734
Titan Acquisition Ltd., Term Loan, 03/28/25(m)		1,409		1,343,271
WELBILT, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.90%, 10/11/25(d)		243		238,336

				4,070,863

Media — 1.2%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.40%, 07/12/24		491		483,022
Cable One, Inc., Term Loan, 05/01/24(m)		272		270,883
Cablevision CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.64%, 07/17/25		229		225,336
Charter Communications Operating LLC, Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.33%, 04/30/25		813		811,738
CSC Holdings LLC, Term Loan B, 01/25/26(m)		479		472,322
Cumulus Media New Holdings, Inc., Term Loan, 05/13/22(m)		194		194,069
Gray Television, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.93%, 01/02/26		172		171,603
Gray Television, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.68%, 02/07/24		213		212,020
iHeartCommunications, Inc., 1st Lien Term Loan, 05/01/26(m)		898		898,744
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 1 Month + 4.50%), 6.90%, 01/02/24		405		405,590
Learfield Communications LLC, Term Loan, 12/01/23(m)		718		718,310
Lions Gate Entertainment, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.65%, 03/24/25		290		287,954
Meredith Corp., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.15%, 01/31/25		267		266,951
Nexstar Broadcasting, Inc., Term Loan B, 06/19/26(m)		476		474,215

Security		Par (000)	Value

Media (continued)
Radiate Holdco LLC, 1st Lien Term Loan, 02/01/24(m)	USD	691	$674,062
Telenet Financing LLC, Term Loan, 08/15/26(m)		775	766,453
Trader Corp., Term Loan, 09/28/23(m)		1,156	1,150,584
Tribune Media Co., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.40%, 01/26/24		532	531,268
Unitymedia Finance LLC, Term Loan:
06/01/23(m)		1,219	1,215,662
(LIBOR USD 1 Month + 2.25%), 4.64%, 01/15/26		50	49,847
Unitymedia Hessen GmbH & Co. KG, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.64%, 09/30/25		345	343,851
Univision Communications, Inc., Term Loan C5, 03/15/24(m)		357	339,011
Virgin Media Bristol LLC, Term Loan, 01/15/26(m)		812	808,484

			11,771,979

Metals & Mining — 0.1%
Ball Metalpack Finco LLC, Term Loan, (LIBOR USD 3 Month + 4.50%), 7.02%, 07/31/25		181	177,644
Equinox Holdings, Inc., Term Loan B, 03/08/24(m)		910	906,963
Oxbow Carbon LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.15%, 01/04/23		58	58,239

			1,142,846

Multiline Retail — 0.1%
Harbor Freight Tools USA, Inc., Term Loan, 08/18/23(m)		392	381,085
Hudson’s Bay Co., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.69%, 09/30/22		461	460,645
Leslie’s Poolmart, Inc., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.98%, 08/16/23		246	231,946
Neiman Marcus Group Ltd. LLC, Term Loan, (LIBOR USD 6 Month + 6.00%), 8.42%, 10/25/23		217	185,445

			1,259,121

Multi-Utilities — 0.0%
Exgen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.53%, 11/28/24		98	94,046
USIC Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.40%, 12/08/23		199	197,018

			291,064

Oil, Gas & Consumable Fuels — 0.2%
BCP Raptor II LLC, Term Loan, (LIBOR USD 1 Month + 4.75%), 7.15%, 10/22/25		136	129,087
California Resources Corp., Term Loan, (LIBOR USD 1 Month + 10.38%), 12.78%, 12/31/21		347	351,118
CNX Resources Corp., Term Loan, 11/28/22(m)		568	565,449
Edgewater Generation LLC, Term Loan: 12/13/25(d)(m)		162	161,595
(LIBOR USD 1 Month + 3.75%), 6.15%, 12/13/25		129	129,000
EURO Garages Ltd., Term Loan B, 02/07/25(m)		575	564,264
EURO Garages Ltd., Term Loan B1, (LIBOR USD 3 Month + 4.00%), 6.33%, 02/07/25		114	111,528
Gavilan Resources LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 8.40%, 03/01/24		140	71,531

			2,083,572

23

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals — 0.9%
Amneal Pharmaceuticals LLC, Term Loan B18, (LIBOR USD 1 Month + 3.50%), 5.94%, 03/21/25	USD	394	$391,082
Bausch Health Cos., Inc., Term Loan, 06/02/25(m)		2,303	2,301,350
Catalent, Term Loan B, 05/08/26(m)		840	839,273
Endo Pharmaceuticals, Inc., Term Loan B, 04/29/24(m)		889	832,707
Grifols Worldwide Operations Ltd., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.64%, 01/31/25		781	778,111
Jaguar Holding Co. I, Term Loan, 08/18/22(m)		2,402	2,386,993
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.08%, 09/24/24		153	137,181
National Veterinary Associates, Inc., Term Loan B3, (LIBOR USD 1 Month + 2.75%), 5.15%, 02/02/25		639	638,131

			8,304,828

Professional Services — 0.1%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, 02/06/26(m)		1,198	1,197,629

Real Estate Management & Development — 0.1%
ESH Hospitality, Inc. Term Loan B, 08/30/23(m)		749	747,422
Forest City, Term Loan B, (LIBOR USD 1 Month + 4.00%), 6.40%, 12/31/25		482	482,784
Realogy Group LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.63%, 02/08/25		244	232,005

			1,462,211

Road & Rail — 0.2%
Uber Technologies, Inc., Term Loan: 07/13/23(m)		1,037	1,035,591
(LIBOR USD 1 Month + 4.00%), 6.41%, 03/14/25		542	541,515

			1,577,106

Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc., Term Loan, 05/29/25(m)		567	563,067

Software — 1.6%
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 7.33%, 09/29/23		315	287,931
Financial & Risk US Holdings, Inc., Term Loan, 10/01/25(m)		3,124	3,027,436
Infor US, Inc., Term Loan, 02/01/22(m)		2,713	2,703,981
Informatica LLC, Term Loan B, 08/05/22(m)		1,572	1,573,141
Kronos, Inc., 1st Lien Term Loan B, 11/01/23(m)		1,813	1,808,709
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 10.83%, 11/01/24		365	376,636
McAfee LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 0.00%, 09/30/24		1,138	1,135,842
PowerSchool Group LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 0.00%, 07/31/25		291	286,553
RP Crown Parent LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.15%, 10/12/23		488	485,211
Solar Winds Holdings, Inc., Term Loan B, 02/05/24(m)		1,581	1,572,414
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.65%, 04/16/25		234	232,809
TIBCO Software, Inc., Term Loan, 12/04/20(m)		1,461	1,462,273

Security		Par (000)	Value

Software (continued)
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, 05/04/26(m)	USD	743	$743,929

			15,696,865

Specialty Retail — 0.1%
Belron Finance US LLC, Term Loan B, 11/07/24(m)		560	558,955
Belron Finance US LLC, Term Loan B1, (LIBOR USD 3 Month + 2.50%), 5.04%, 11/06/25		93	92,419
IAA Spinco, Inc., Term Loan B, 05/22/26(m)		215	215,468
Midas Intermediate Holdco II LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.08%, 08/18/21(d)		239	232,205
Optiv, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.65%, 02/01/24		105	95,696

			1,194,743

Technology Hardware, Storage & Peripherals — 0.1%
Western Digital Corp., 1st Lien Term Loan B, 04/29/23(m)		1,168	1,142,885

Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc., Term Loan B, 01/02/25(m)		392	386,902
HD Supply, Inc., Term Loan, 10/17/23(m)		1,010	1,008,226
United Rentals, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 4.15%, 10/31/25		207	206,940

			1,602,068

Wireless Telecommunication Services — 0.3%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.78%, 05/27/24		296	255,703
Hargray Communications Group, Inc., Term Loan, 05/16/24(m)		567	563,118
New Lightsquared LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 0.00%), 0.00%, 12/07/20(j)		367	270,993
SBA Senior Finance II LLC, 2nd Lien Term Loan B, 04/06/25(m)		884	872,648
Sprint Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.94%, 02/02/24		597	587,690

			2,550,152

Total Floating Rate Loan Interests — 21.7% (Cost: $207,863,906)			206,138,762

Foreign Agency Obligations — 1.4%

Chile — 0.2%
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27		500	517,812
Empresa de Transporte de Pasajeros Metro SA, 4.75%, 02/04/24		520	560,625
Empresa Nacional del Petroleo:
3.75%, 08/05/26		600	614,438
5.25%, 11/06/29(b)		220	249,081

			1,941,956

China — 0.1%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	100	111,649
China Minmetals Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%(a)(l)	USD	300	298,219

24

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21	USD	200	$193,170
Xi’an Municipal Infrastructure Construction Investment Group Corp. Ltd., 4.00%, 06/24/22		215	215,752

			818,790

Colombia — 0.1%
Ecopetrol SA, 4.13%, 01/16/25		1,200	1,242,000

France — 0.0%
Electricite de France SA(a)(l):
(EUR Swap Annual 6 Year + 3.44%), 4.00%	EUR	100	122,676
(GBP Swap 13 Year + 3.96%), 6.00%	GBP	100	136,057

			258,733

India — 0.2%
Oil India Ltd., 5.13%, 02/04/29	USD	640	699,552
Power Finance Corp. Ltd.:
3.75%, 06/18/24		315	317,425
3.75%, 12/06/27		303	297,129
4.50%, 06/18/29		365	373,218
Rural Electrification Corp. Ltd., 4.63%, 03/22/28		497	510,512

			2,197,836

Indonesia — 0.2%
Bank Mandiri Persero Tbk. PT, 3.75%, 04/11/24		205	208,908
Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23(b)		200	219,250
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20	IDR	1,500,000	103,893
Pertamina Persero PT, 4.30%, 05/20/23	USD	1,250	1,311,328
Perusahaan Listrik Negara PT, 5.50%, 11/22/21		270	285,778
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21	IDR	2,240,000	154,719

			2,283,876

Israel — 0.1%
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(b)	USD	660	714,046

Mexico — 0.1%
Petroleos Mexicanos:
6.50%, 03/13/27		461	456,252
5.35%, 02/12/28		140	127,414

			583,666

Morocco — 0.1%
OCP SA, 4.50%, 10/22/25		600	615,750

Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25		400	428,772
Petroleos del Peru SA, 5.63%, 06/19/47		500	568,750

			997,522

South Africa — 0.1%
Transnet SOC Ltd., 4.00%, 07/26/22		660	662,970

Sri Lanka — 0.1%
SriLankan Airlines Ltd., 7.00%, 06/25/24		590	590,737

Total Foreign Agency Obligations — 1.4% (Cost: $12,512,711)			12,907,882

Security		Par (000)	Value

Foreign Government Obligations — 0.3%

Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III, 4.45%, 02/20/29	USD	825	$886,102

Maldives — 0.1%
Republic of Maldives, 7.00%, 06/07/22		900	864,000

Qatar — 0.0%
State of Qatar, 3.25%, 06/02/26		500	514,000

Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka, 6.83%, 07/18/26		1,000	996,250

Total Foreign Government Obligations — 0.3% (Cost: $3,212,614)			3,260,352

		Shares

Investment Companies — 6.1%
Invesco Senior Loan ETF		470,000	10,650,200
iShares Floating Rate Bond ETF*		491,932	25,054,097
iShares J.P. Morgan USD Emerging Markets Bond ETF*		32,813	3,717,385
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF		521,962	18,112,081

Total Investment Companies — 6.1% (Cost: $56,953,775)			57,533,763

		Par (000)

Non-Agency Mortgage-Backed Securities — 1.8%

Collateralized Mortgage Obligations — 0.8%
Alternative Loan Trust, Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		2,685	1,917,768
CGMSE, Series 2014-2X, 5.70%, 11/17/31(c)	EUR	117	127,894
MCM Trust, Series 2018-NPL2, Class A, 4.00%, 10/25/28(b)(d)	USD	1,731	1,728,222
New Residential Mortgage Loan Trust, Series 2019-RPL1, Class A1, 4.33%, 02/26/24(b)(e)		3,404	3,453,324

			7,227,208

Commercial Mortgage-Backed Securities — 1.0%
BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ, Class E, 3.73%, 08/14/34(b)(c)		1,000	973,613
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class D, 2.79%, 04/10/49(b)		1,000	827,303
Commercial Mortgage Trust, Series 2016- 667M, Class D, 3.28%, 10/10/36(b)(c)		1,000	953,551
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.63%, 08/10/49(b)(c)		530	493,324
DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.65%, 10/10/34(b)(c)		990	1,012,911
GS Mortgage Securities Trust, Series 2015-GC32, Class D, 3.35%, 07/10/48		440	407,448
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class D, 4.80%, 03/15/50(b)(c)		990	1,012,546
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.27%, 07/15/50(b)(c)		1,000	976,810
Series 2015-C25, Class D, 3.07%, 10/15/48		650	615,596
ROCKT, Series 2019-1A, 0.00%, 04/20/32(c)		500	499,088

25

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust(c):
Series 2015-C30, Class C, 4.65%, 09/15/58	USD	1,000	$1,047,324
Series 2016-NXS5, Class D, 5.04%, 01/15/59		750	771,791

			9,591,305

Interest Only Commercial Mortgage-Backed Securities — 0.0%
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)(c)		8,700	397,329

Total Non-Agency Mortgage-Backed Securities — 1.8% (Cost: $16,615,002)			17,215,842

		Beneficial Interest (000)

Other Interests — 0.0%(o)

Capital Markets — 0.0%
Millennium Corp. Claim(d)(g)		811	—

Total Other Interests — 0.0%			—

Preferred Securities — 1.7%

		Par (000)

Capital Trusts — 1.7%

Banks — 1.5%(k)(l)
Bank of America Corp.:
Series Z, 6.50%		30	33,075
Series DD, 6.30%		3,060	3,415,878
JPMorgan Chase & Co.:
Series I, 6.05%		1,000	999,460
Series S, 6.75%		5,500	6,078,765
Lloyds Banking Group plc, 6.41%(b)		100	104,250
Wells Fargo & Co., Series U, 5.87%		3,080	3,348,083

			13,979,511

Capital Markets — 0.1%(k)(l)
Goldman Sachs Group, Inc. (The), Series P, 5.00%		33	31,680
Morgan Stanley, Series J, 5.55%		1,250	1,263,750

			1,295,430

Oil, Gas & Consumable Fuels — 0.1%
Andeavor Logistics LP, Series A, 6.87%(k)(l)		1,000	997,320

Total Capital Trusts — 1.7% (Cost: $16,311,995)			16,272,261

		Shares

Preferred Stocks — 0.0%

Banks — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15-12/15/15, cost $53,170)(d)(p)		56,090	25,101

Total Preferred Stocks — 0.0% (Cost: $54,874)			25,101

Total Preferred Securities — 1.7% (Cost: $16,366,869)			16,297,362

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities — 0.2%

Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class B1, (LIBOR USD 1 Month + 3.15%), 5.55%, 07/25/30(a)	USD	1,500	$1,493,787

Total U.S. Government Sponsored Agency Securities — 0.2% (Cost: $1,500,000)			1,493,787

U.S. Treasury Obligations — 2.5%
U.S. Treasury Notes:
2.63%, 07/31/20		22,000	22,161,562
3.13%, 11/15/28		1,000	1,096,836

Total U.S. Treasury Obligations — 2.5% (Cost: $23,037,351)			23,258,398

		Shares

Warrants — 0.0%

Media — 0.0%
iHeartMedia, Inc. (Issued/exercisable 06/05/19, 1 share for 1 warrant, Expires 12/31/19, Strike Price USD 1.00)(g)		5,989	90,128

Total Warrants — 0.0%			90,128

Total Long-Term Investments — 92.6% (Cost: $869,365,504)			880,209,917

Short-Term Securities — 11.0%(q)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%*		103,274,711	103,274,711
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 2.17%		1,447,711	1,447,711

Total Short-Term Securities — 11.0% (Cost: $104,722,422)			104,722,422

Total Options Purchased — 0.0% (Cost: $1,611,614)			675,390

Total Investments Before Options Written — 103.6% (Cost: $975,699,540)			985,607,729

Total Options Written — (0.0)% (Premium Received — $617,289)			(384,774)

Total Investments Net of Options Written — 103.6% (Cost: $975,082,251)			985,222,955

Liabilities in Excess of Other Assets — (3.6)%			(34,158,940)

Net Assets — 100.0%			$951,064,015

26

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Convertible security.
(i)	Zero-coupon bond.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Variable rate security. Rate shown is the rate in effect as of period end.
(l)	Perpetual security with no stated maturity date.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Amount is less than $500.
(o)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(p)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $25,101, representing less than 0.05% of its net assets as of period end, and an original cost of $53,170.

(q)	Annualized 7-day yield as of period end.
*

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Par/ Shares Held at 09/30/18	Shares Purchased		Shares Sold	Shares Held at 06/30/19	Value at 06/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	13,740,642	89,534,069	(b)	—	103,274,711	$103,274,711	$1,157,184	$—	$—
iShares Floating Rate Bond ETF	—	491,932		—	491,932	25,054,097	124,669	—	44,274
iShares J.P. Morgan USD Emerging Markets Bond ETF	80,842	46,279		(94,308)	32,813	3,717,385	322,537	129,802	116,177

						$132,046,193	$1,604,390	$129,802	$160,451

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

27

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury 10 Year Note	378	09/19/19	$48,372	$374,305
U.S. Treasury Long Bond	201	09/19/19	31,274	543,024
U.S. Treasury Ultra Bond	123	09/19/19	21,840	435,909
EURO STOXX 50 Index	3	09/20/19	118	3,147
STOXX 600 Banks Index	7	09/20/19	53	1,021
U.S. Treasury 2 Year Note	44	09/30/19	9,468	40,842
U.S. Treasury 5 Year Note	497	09/30/19	58,724	788,948

				2,187,196

Short Contracts
Euro-Bobl	24	09/06/19	3,669	(15,376)
Euro-Bund	19	09/06/19	3,732	(36,985)
Euro-Schatz	1	09/06/19	128	(237)
U.S. Treasury 10 Year Ultra Note	300	09/19/19	41,438	(756,027)
Long Gilt	3	09/26/19	496	(2,657)

				(811,282)

				$1,375,914

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	136,788	EUR	120,000	Citibank NA	07/12/19	$220
USD	114,110	EUR	100,000	JPMorgan Chase Bank NA	07/12/19	303
USD	7,515,996	GBP	5,910,000	Citibank NA	07/12/19	6,706
IDR	486,312,484	USD	34,032	Bank of America NA	09/20/19	38
USD	67,609	TWD	2,083,718	BNP Paribas SA	09/20/19	70
USD	415,247	TWD	12,799,982	Goldman Sachs International	09/20/19	363

						7,700

EUR	280,000	USD	319,505	Bank of America NA	07/12/19	(846)
USD	57,666,417	EUR	50,860,000	Bank of America NA	07/12/19	(215,709)
USD	713,905	EUR	630,000	Barclays Bank plc	07/12/19	(3,077)
USD	124,294	EUR	110,000	BNP Paribas SA	07/12/19	(893)
USD	413,416	EUR	365,000	Citibank NA	07/12/19	(1,979)
USD	347,987	EUR	310,000	Deutsche Bank AG	07/12/19	(4,814)
USD	1,341,976	EUR	1,190,000	JPMorgan Chase Bank NA	07/12/19	(12,324)
USD	291,170	GBP	230,000	Citibank NA	07/12/19	(1,070)
USD	568,406	CNY	3,956,262	UBS AG	09/20/19	(7,118)
USD	107,523	EUR	94,680	Barclays Bank plc	09/20/19	(831)
USD	2,457,148	HKD	19,245,671	Bank of America NA	09/20/19	(7,445)
USD	294,988	IDR	4,264,050,991	Morgan Stanley & Co. International plc	09/20/19	(3,739)
USD	3,407,447	JPY	366,844,048	Bank of America NA	09/20/19	(15,470)
USD	419,261	TWD	12,936,300	Citibank NA	09/20/19	(41)
USD	188,571	TWD	5,916,596	Goldman Sachs International	09/20/19	(3,203)

						(278,559)

	Net Unrealized Depreciation					$(270,859)

28

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
iShares China Large-Cap ETF	5,555	07/05/19	USD	43.50	USD	23,759	$183,315
iShares MSCI Emerging Markets ETF	3,930	07/05/19	USD	43.50	USD	16,864	113,970
iShares Russell 2000 ETF	1,091	07/05/19	USD	154.50	USD	16,965	278,205
Liberty Global plc	26	07/19/19	USD	27.50	USD	70	1,755
Liberty Global plc	92	07/19/19	USD	30.00	USD	248	1,610

							578,855

Put
SPDR S&P 500 ETF Trust	2,182	07/05/19	USD	268.00	USD	63,933	9,819

							$588,674

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
Hang Seng China Enterprises Index	Citibank NA	60	07/30/19	HKD	11,245.54	HKD	32,646	$29,348
Put
EUR Currency	BNP Paribas SA	—	07/25/19	USD	1.10	EUR	15,300	1,131

								$30,479

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap	3.24%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	07/29/19	3.24%	USD	16,500	$2
10-Year Interest Rate Swap	2.90%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	03/18/20	2.90%	USD	42,000	56,235

										$56,237

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
iShares China Large-Cap ETF	5,555	07/05/19	USD	44.00	USD	23,759	$(102,767)
iShares MSCI Emerging Markets ETF	3,930	07/05/19	USD	44.00	USD	16,864	(168,990)
iShares Russell 2000 ETF	1,091	07/05/19	USD	157.50	USD	16,965	(99,827)

							(371,584)

Put
SPDR S&P 500 ETF Trust	2,182	07/05/19	USD	264.00	USD	63,933	(7,637)

							$(379,221)

29

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Hang Seng China Enterprises Index	Citibank NA	60	07/30/19	HKD	11,791.44	HKD	32,646	$(5,553)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.FINSR.28.V2	1.00%	Quarterly	12/20/22	NR	EUR	100	$2,556	$1,559	$997
ITRAXX.EUR.31.V2	1.00%	Quarterly	06/20/24	BBB+	EUR	700	19,263	15,941	3,322
ITRAXX.FINSR.31.V2	1.00%	Quarterly	06/20/24	A-	EUR	1,000	20,814	18,289	2,525

							$42,633	$35,789	$6,844

(a)	Using S&P Global Ratings (“S&P”) of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
UPC Holding BV	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	31	$(7,737)	$(7,670)	$(67)

UPC Holding BV	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	170	(43,253)	(39,981)	(3,272)

							$(50,990)	$(47,651)	$(3,339)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	B	EUR	16	$(4,111)	$(1,898)	$(2,213)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	B	EUR	33	(8,495)	(3,783)	(4,712)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	B	EUR	33	(8,503)	(3,786)	(4,717)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	B	EUR	20	(5,101)	(2,126)	(2,975)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	B	EUR	13	(3,401)	(1,418)	(1,983)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/23	B-	EUR	100	(13,912)	1,099	(15,011)
Thomas Cook Group plc	5.00%	Quarterly	Citibank NA	06/20/23	CCC+	EUR	35	(24,871)	3,822	(28,693)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	CCC+	EUR	120	(85,114)	12,685	(97,799)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	CCC+	EUR	37	(26,198)	3,935	(30,133)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	12/20/23	B	EUR	160	(44,300)	(22,713)	(21,587)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	30	(1,928)	(2,060)	132
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	54	(5,350)	453	(5,803)
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	23	(2,279)	39	(2,318)

30

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000) (b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	81	$(12,801)	$1,396	$(14,197)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	19	(2,936)	321	(3,257)
Telecom Italia SpA	1.00%	Quarterly	Goldman Sachs International	06/20/24	BB+	EUR	120	(7,221)	(10,969)	3,748
Tesco plc	1.00%	Quarterly	Barclays Bank plc	12/20/25	BB+	EUR	100	(2,195)	(2,752)	557
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	06/20/26	BB+	EUR	66	(8,476)	(9,859)	1,383
Tesco plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BB+	EUR	370	(24,355)	(35,611)	11,256

								$(291,547)	$(73,225)	$(218,322)

(a)	Using S&P Global Ratings (“S&P”) of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month LIBOR	London Interbank Offered Rate	2.32%

Glossary of Terms Used in this Report

Currency

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

JPY	Japanese Yen

TWD	Taiwan New Dollar

USD	United States Dollar

Portfolio Abbreviations

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

OTC	Over-the-counter

PCL	Public Company Limited

PIK	Payment-In-Kind

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

SCA	Svenska Cellulosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

31

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$70,524,924	$6,629,359	$77,154,283
Common Stocks:
Capital Markets	—	—	17,280	17,280
Chemicals	502,669	—	—	502,669
Commercial Services & Supplies	—	—	6,675	6,675
Containers & Packaging	206,151	—	—	206,151
Electric Utilities	—	—	55,536	55,536
Equity Real Estate Investment Trusts (REITs)	109,456	—	—	109,456
Health Care Providers & Services	—	58	—	58
Hotels, Restaurants & Leisure	92,315	—	—	92,315
Machinery	—	15,565	—	15,565
Marine	—	—	—	—
Media	87,312	—	—	87,312
Metals & Mining	228,591	—	—	228,591
Software	131	—	—	131
Corporate Bonds(a)	—	463,537,619	—	463,537,619
Floating Rate Loan Interests:
Aerospace & Defense	—	3,796,777	272,331	4,069,108
Air Freight & Logistics	—	677,001	—	677,001
Airlines	—	577,893	—	577,893
Auto Components	—	1,737,289	—	1,737,289
Building Products	—	1,541,614	—	1,541,614
Capital Markets	—	3,508,405	—	3,508,405
Chemicals	—	8,309,107	—	8,309,107
Commercial Services & Supplies	—	9,518,072	1,929,301	11,447,373
Communications Equipment	—	807,788	—	807,788
Construction & Engineering	—	501,032	—	501,032
Construction Materials	—	2,633,362	390,730	3,024,092
Containers & Packaging	—	7,458,258	—	7,458,258
Diversified Consumer Services	—	5,771,713	—	5,771,713
Diversified Financial Services	—	4,190,382	133,630	4,324,012
Diversified Telecommunication Services	—	5,416,220	—	5,416,220
Electric Utilities	—	1,342,058	—	1,342,058
Electrical Equipment	—	1,800,688	—	1,800,688
Electronic Equipment, Instruments & Components	—	140,078	—	140,078
Energy Equipment & Services	—	629,948	—	629,948

32

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund

	Level 1	Level 2	Level 3	Total
Entertainment	$—	$3,444,472	$—	$3,444,472
Equity Real Estate Investment Trusts (REITs)	—	2,684,407	—	2,684,407
Food & Staples Retailing	—	2,516,765	—	2,516,765
Food Products	—	4,977,554	—	4,977,554
Gas Utilities	—	441,082	—	441,082
Health Care Equipment & Supplies	—	1,699,771	161,393	1,861,164
Health Care Providers & Services	—	10,218,344	1,075,044	11,293,388
Health Care Technology	—	3,845,805	—	3,845,805
Hotels, Restaurants & Leisure	—	17,378,302	—	17,378,302
Household Durables	—	122,256	—	122,256
Household Products	—	788,102	—	788,102
Independent Power and Renewable Electricity Producers	—	1,572,153	—	1,572,153
Industrial Conglomerates	—	2,821,166	592,000	3,413,166
Insurance	—	9,852,923	—	9,852,923
IT Services	—	22,000,670	—	22,000,670
Life Sciences Tools & Services	—	951,877	—	951,877
Machinery	—	3,832,527	238,336	4,070,863
Media	—	11,771,979	—	11,771,979
Metals & Mining	—	1,142,846	—	1,142,846
Multiline Retail	—	1,259,121	—	1,259,121
Multi-Utilities	—	291,064	—	291,064
Oil, Gas & Consumable Fuels	—	1,921,977	161,595	2,083,572
Pharmaceuticals	—	8,304,828	—	8,304,828
Professional Services	—	1,197,629	—	1,197,629
Real Estate Management & Development	—	1,462,211	—	1,462,211
Road & Rail	—	1,577,106	—	1,577,106
Semiconductors & Semiconductor Equipment	—	563,067	—	563,067
Software	—	15,696,865	—	15,696,865
Specialty Retail	—	962,538	232,205	1,194,743
Technology Hardware, Storage & Peripherals	—	1,142,885	—	1,142,885
Trading Companies & Distributors	—	1,602,068	—	1,602,068
Wireless Telecommunication Services	—	2,550,152	—	2,550,152
Foreign Agency Obligations(a)	—	12,907,882	—	12,907,882
Foreign Government Obligations(a)	—	3,260,352	—	3,260,352
Investment Companies	57,533,763	—	—	57,533,763
Non-Agency Mortgage-Backed Securities	—	15,487,620	1,728,222	17,215,842
Other Interests	—	—	—	—
Capital Trusts(a)	—	16,272,261	—	16,272,261
U.S. Government Sponsored Agency Securities	—	1,493,787	—	1,493,787
U.S. Treasury Obligations	—	23,258,398	—	23,258,398
Warrants(a)	—	90,128	—	90,128
Short-Term Securities	104,722,422	—	—	104,722,422
Options Purchased:
Equity contracts	588,674	29,348	—	618,022
Foreign currency exchange contracts	—	1,131	—	1,131
Interest rate contracts	—	56,237	—	56,237
Liabilities:
Investments:
Unfunded Floating rate Loan Interests(b)	—	(267)	—	(267)

Subtotal	$164,071,484	$807,887,240	$13,623,637	$985,582,361

Investments valued at NAV(c)				25,101

Total Investments				$985,607,462

Derivative Financial Instruments(d)
Assets:
Credit contracts	$—	$23,920	$—	$23,920
Equity contracts	4,168	—	—	4,168
Foreign currency exchange contracts	—	7,700	—	7,700
Interest rate contracts	2,183,028	—	—	2,183,028
Liabilities:
Credit contracts	—	(238,737)	—	(238,737)
Equity contracts	(379,221)	(5,553)	—	(384,774)
Foreign currency exchange contracts	—	(278,559)	—	(278,559)
Interest rate contracts	(811,282)	—	—	(811,282)

	$996,693	$(491,229)	$—	$505,464

33

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Credit Strategies Income Fund

(a)	See above Schedule of Investments for values in each industry or country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)

Derivative financial instruments are swaps, future contracts, forward foreign currency exchange contracts and options written. Swaps, future contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Total
Investments:
Assets:
Opening balance, as of September 30, 2018	$3,745,375	$108,783	$5,231,319	$—	$—	$9,085,477
Transfers into level 3	—	15,840	372,772	—	27,805	416,417
Transfers out of level 3	(3,745,375)	—	(2,384,394)	—	—	(6,129,769)
Accrued discounts/premiums	—	—	3,137	—	—	3,137
Net realized gain (loss)	5,434	(15,521)	(102,852)	3,835	—	(109,104)
Net change in unrealized appreciation (depreciation)(a)	55,596	18,521	20,585	19,733	(3,245)	111,190
Purchases	7,713,490	7,248	4,698,515	1,999,662	541	14,419,456
Sales	(1,145,161)	(55,380)	(2,652,517)	(295,008)	—	(4,148,066)

Closing balance, as of June 30, 2019	$6,629,359	$79,491	$5,186,565	$1,728,222	$25,101	$13,648,738

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2019(a)	$55,596	$18,520	$2,773	$19,733	$(3,245)	$93,377

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

34